UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21043

Pioneer High Income Fund, Inc.
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Christopher J. Kelley, Amundi Asset Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code: (617)
742-7825
Date of fiscal year end: March 31, 2025
Date of reporting period: April 1, 2024 through September 30, 2024

Form
N-CSR
is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule
30e-1
under the Investment Company Act of 1940 (17 CFR
270.30e-1). The
Commission may use the information provided on Form
N-CSR
in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form
N-CSR,
and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form
N-CSR
unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

Pioneer High Income Fund, Inc.
Semiannual Report  |  September 30, 2024

Ticker Symbol: PHT

visit us: www.amundi.com/us

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Portfolio Management Discussion  |  9/30/24
In the following interview, Andrew Feltus discusses the factors that affected the performance of Pioneer High Income Fund, Inc. during the six-month period ended September 30, 2024. Mr. Feltus, a Managing Director and Co-Director of High Yield, and a portfolio manager at Amundi Asset Management US, Inc. (Amundi US), is responsible for the daily management of the Fund, along with Matthew Shulkin, a senior vice president and a portfolio manager at Amundi US, and Kenneth Monaghan, a Managing Director and Co-Director of High Yield, and a portfolio manager at Amundi US.
Q	How did the Fund perform during the six-month period ended September 30, 2024?
A	Pioneer High Income Fund, Inc. returned 7.97% at net asset value (NAV) and 9.02% at market price during the six-month period ended September 30, 2024. During the same six-month period, the Fund’s benchmark, the ICE Bank of America US High Yield Index (the ICE BofA Index), returned 5.66% at NAV. The ICE BofA Index is an unmanaged measure of the performance of high-yield securities. Unlike the Fund, the ICE BofA Index does not use leverage. While the use of leverage increases investment opportunity, it also increases investment risk.
During the same six-month period, the average return at NAV of the 39 closed end funds in Morningstar’s High Yield Bond Closed End Funds category (which may or may not be leveraged) was 7.66%, while the same closed end fund Morningstar category’s average return at market price was 9.07%. The shares of the Fund were selling at a 5.33% discount to NAV on September 30, 2024. Comparatively, the Fund’s shares were selling at a discount to NAV of 6.24% on March 31, 2024. On September 30, 2024, the standardized 30-day SEC yield of the Fund’s shares was 7.32%*.
Q	Which of the Fund’s investment strategies contributed positively to the Fund’s benchmark-relative performance during the six-month period ended September 30, 2024?
A	The Fund carries leveraged exposure to the high yield corporate bond market, which proved additive to benchmark-relative
*	The 30-day SEC yield is a standardized formula that is based on the hypothetical annualized earning power (investment income only) of the Fund’s portfolio securities during the period indicated.

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returns during the six-month period, driven by the market’s positive performance during the period. With respect to ratings categories, the Fund’s tilt toward lower quality issues within the high yield corporate bond market benefited benchmark-relative results during the six-month period, as non-rated issues outperformed the higher-rated “BB” issues in which the Fund was underweight. In sector terms, the Fund’s underweight allocations to the retail, capital goods and automotive sectors, as well as an overweight to the insurance sector, contributed positively to the Fund’s benchmark-relative returns during the six-month period. Finally, the Fund’s benchmark-relative returns benefited from out-of-benchmark allocations to insurance-linked securities, as returns experienced by the Fund’s holdings within the category exceeded those of the broader high yield corporate bond market during the six-month period.
Top performing individual securities included TMS International, which provides industrial steel mill services, and Trinity Industrial, within the machinery subsector, as both had strong earnings reported during the period.
Q	Which investment strategies detracted from the Fund’s benchmark-relative performance results during the six-month period ended September 30, 2024?
A	The main factor that held back the performance of the Fund was that the duration of the Fund
’
s portfolio was shorter than that of the benchmark. As US Treasury yields and spreads fell, this held back the performance of the Fund. The Fund typically maintains a shorter duration relative to the benchmark in an effort to reduce volatility in the Fund
’
s portfolio, as the leverage that the Fund employs increases the volatility of the Fund
’
s portfolio.
Overweight exposure to the energy sector, and underweight exposure to the telecommunications and media sectors, were the largest detractors from benchmark-relative performance during the six-month period. The individual securities that detracted most from the benchmark-relative performance during the period were within the consumer goods, healthcare and basic industry sectors.
A top detractor from the Fund’s performance on an individual security basis was Spectrum Brands, which is categorized as
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personal & household products subsector within the consumer goods sector. It was anticipated that the company would utilize cash proceeds to buy back existing debt, but this did not materialize.
Q	Did the Fund’s distributions** to stockholders change during the six-month period ended September 30, 2024?
A	The Fund’s monthly distribution rate remained at $0.0550 per share over the course of the six-month period.
Q	How did the level of leverage in the Fund change during the six-month period ended September 30, 2024?
A	The Fund employs leverage through a credit agreement. As of September 30, 2024, 30.4% of the Fund’s total managed assets were financed by leverage, or borrowed funds, compared with 31.2% of the Fund’s total managed assets financed by leverage at the start of the six-month period on April 1, 2024. The change in the percentage of the Fund’s total managed assets financed by leverage during the six-month period was the result of an increase in the value of the Fund’s total managed assets relative to the absolute amount of funds borrowed. The interest rate on the Fund’s leverage decreased by 1 basis points from March 31, 2024 to September 30, 2024.
Q	Did the Fund have any exposure to derivatives during the six- month period ended September 30, 2024?
A	Yes, we invested the Fund’s portfolio in forward foreign currency exchange contracts (currency forwards) and other currency related derivatives during the period, which had a positive effect on benchmark-relative performance. These investments were made to hedge positions bought in non-dollar securities. In addition, the Fund’s small position in credit default swaps contributed modestly to relative returns.
Q	What is your investment outlook, and how is the Fund positioned heading into the second half of its fiscal year?
A	The US economy has experienced stronger growth than anticipated this year, but is gradually decelerating. The once-
**	Dividends/Distributions are not guaranteed.

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overheated labor market has cooled, with companies reducing their hiring rates, yet layoffs have remained relatively low thus far. To trigger a recession in the US, an increase in layoffs is likely necessary. Although the Federal Reserve’s shift towards a less restrictive policy and emphasis on employment downside risks lessen the threat of recession, a hard economic landing is still possible. The re-emergence of a more dovish Powell has also decreased downside risk for corporate bonds. Currently, high yield spreads are relatively and historically narrow, suggesting that investors have already accounted for limited economic risk. Currently, high yield spreads are relatively and historically narrow, suggesting that investors have already accounted for limited economic risk. While yields remain attractive relative to inflation, the market has factored in a very aggressive trajectory for Fed rate cuts over the next year. We expect defaults to decline as we do not see a significant sector or driver that would increase defaults to levels seen in past periods of volatility such as the 2008 financial crisis.
September 2024 opened with the economic tea leaves reflecting a continued cooling in US labor demand, with two separate data releases pointing to a further contraction in job openings and monthly job creation falling to a level below labor force growth. As the month progressed, investor attention shifted to the September 18th Federal Open Market Committee (FOMC) meeting. A Fed Funds rate cut, the first rate action since July 2023, was widely anticipated with expectations divided between an initial rate reduction of 25 and 50 basis points. Ultimately, the FOMC proceeded with a 50-basis point cut. Treasury yields rose post the FOMC announcement as the Fed had implemented a “hawkish 50” by kicking off an easing cycle without showing alarm or committing to similar magnitude rate cuts in the future. Chair Powell highlighted that the historically outsized initial rate cut was largely driven by a decrease in PCE inflation to 2.2%, which is close to the Fed’s 2.0% target, rather than by major concerns regarding growth. He also noted that the timing and extent of future rate cuts would be contingent on economic data, particularly employment figures, and he refrained from endorsing market predictions of another 50-basis point cut at one of the remaining meetings of the year.
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We do not believe that the high yield market will perform as poorly as it has historically performed in a recession. Credit quality is currently higher than it has been historically, featuring more BB-rated (higher quality) credits and a reduced number of CCC-rated (lower quality) credits. Secondly, issuance has been focused on refinancing debt, rather than adding debt for acquisitions or other purposes.
The very tight levels of spreads is a concern. Yields remain attractive, but spreads are in the tightest decile historically. They are pricing in defaults falling back to non-recessionary levels (2-3%) versus the average levels we are currently experiencing. We do not expect a significant decrease in the number of defaults until profits recover across the economy. We have sought to reduce risk in the Fund’s portfolio relative to recent periods, and sought to maintain a high level of yield. This will allow us to add risk to the Fund’s portfolio if the market sells off to levels that price in some margin of error.
The main focus of the Fund continues to be income and the higher level of interest rates has helped. Our cost of leverage has declined slightly as the Fed has begun the process of easing. This should allow some flexibility, although it might be accompanied by a more difficult environment for high yield bonds. While the market has been “risk on” in the last year, we believe security selection will be more important going forward, and we’ve seen distressed securities struggle lately. Our team of analysts will focus on identifying mispriced securities to help the Fund perform.

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Please refer to the Schedule of Investments on pages 12  - 36  for a full listing of Fund securities.
All investments are subject to risk, including the possible loss of principal. In the past several years, financial markets have experienced increased volatility and heightened uncertainty. The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, recessions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets, the spread of infectious illness or other public health issues, armed conflict including Russia’s military invasion of Ukraine, sanctions against Russia, other nations or individuals or companies and possible countermeasures, market disruptions caused by tariffs, trade disputes or other government actions, or adverse investor sentiment. These conditions may continue, recur, worsen or spread.
Investments in high-yield or lower-rated securities are subject to greater-than-average risk.
The Fund may invest in securities of issuers that are in default or that are in bankruptcy.
The Fund invests in insurance-linked securities. The return of principal and the payment of interest and/or dividends on insurance linked securities are contingent on the non-occurrence of a pre-defined “trigger” event, such as a hurricane or an earthquake of a specific magnitude.
Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, social, and political conditions, which could increase volatility. These risks are magnified in emerging markets.
When interest rates rise, the prices of fixed-income securities held by the Fund will generally fall. Conversely, when interest rates fall the prices of fixed-income securities held by the Fund will generally rise. A general rise in interest rates could adversely affect the price and liquidity of fixed-income securities.
Investments in the Fund are subject to possible loss due to the financial failure of the issuers of the underlying securities and their inability to meet their debt obligations.
The Fund may invest up to 50% of its total assets in illiquid securities. Illiquid securities may be difficult to dispose of at a price reflective of their value at the times when the Fund believes it is desirable to do so, and the market price of illiquid securities is generally more volatile than that of more liquid securities.
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Illiquid securities are also more difficult to value and investment of the Fund’s assets in illiquid securities may restrict the Fund’s ability to take advantage of market opportunities.
The Fund employs leverage through a credit agreement. Leverage creates significant risks, including the risk that the Fund’s incremental income or capital appreciation for investments purchased with the proceeds of leverage will not be sufficient to cover the cost of leverage, which may adversely affect the return for stockholders.
The Fund is required to meet certain regulatory and other asset coverage requirements in connection with its use of leverage. In order to maintain required asset coverage levels, the Fund may be required to reduce the amount of leverage employed by the Fund, alter the composition of its investment portfolio or take other actions at what might be inopportune times in the market. Such actions could reduce the net earnings or returns to stockholders over time, which is likely to result in a decrease in the market value of the Fund’s shares.
These risks may increase share price volatility.
Any information in this stockholder report regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.

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Portfolio Summary  |  9/30/24
Portfolio Diversification

(As a percentage of total investments)*
10 Largest Holdings

(As a percentage of total investments)*
1.	Hercules LLC, 6.50%, 6/30/29	1.22%
2.	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	1.19
3.	Hanover Insurance Group, Inc., 7.625%, 10/15/25	1.11
4.	Liberty Mutual Group, Inc., 10.75% (3 Month Term SOFR + 738 bps), 6/15/58 (144A)	1.06
5.	Kennedy-Wilson, Inc., 5.00%, 3/1/31	1.03
6.	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	1.01
7.	Limak Cimento Sanayi ve Ticaret AS, 9.75%, 7/25/29 (144A)	1.00
8.	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	0.98
9.	Prime Healthcare Services, Inc., 9.375%, 9/1/29 (144A)	0.94
10.	Grupo Aeromexico SAB de CV, 8.50%, 3/17/27 (144A)	0.94
*  Excludes short-term investments and all derivative contracts except for options purchased. The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities.
†
  Amount rounds to less than 0.1%.
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Prices and Distributions  |  9/30/24
Market Value per Share
^
	9/30/24	3/31/24
Market Value	$ 8.00	$ 7.66
Discount	(5.33)%	(6.24)%
Net Asset Value per Share^
	9/30/24	3/31/24
Net Asset Value	$8.45	$8.17
Distributions per Share*: 4/1/24 - 9/30/24
	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains
4/1/24 – 9/30/24	$0.3300	$—	$—
	9/30/24	3/31/24
30-Day SEC Yield	7.01%	7.32%
The data shown above represents past performance, which is no guarantee of future results.
^ Net asset value and market value are published in Barron’s on Saturday, The Wall Street Journal on Monday and The New York Times on Monday and Saturday. Net asset value and market value are published daily on the Fund’s website at
www.amundi.com/us
.
* The amount of distributions made to stockholders during the period was in excess of the net investment income earned by the Fund during the period.

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Performance Update  |  9/30/24
Investment Returns

The mountain chart on the right shows the change in market value, including reinvestment of dividends and distributions, of a $10,000 investment made in common shares of Pioneer High Income Fund, Inc. during the periods shown, compared to that of the ICE BofA U.S. High Yield Index.
Average Annual Total Return (As of September 30, 2024)
Period	Net Asset Value (NAV)	Market Price	ICE BofA U.S. High Yield Index
10 Years	5.11%	2.12%	4.95%
5 Years	6.36	6.90	4.55
1 Year	20.62	30.20	15.66
Value of $10,000 Investment
Call 1-800-710-0935 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
Performance data shown represents past performance. Past performance is no guarantee of future results. Investment return and market price will fluctuate, and your shares may trade below NAV, due to such factors as interest rate changes and the perceived credit quality of borrowers.
Total investment return does not reflect broker sales charges or commissions. All performance is for common shares of the Fund.
Shares of closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and, once issued, shares of closed-end funds are bought and sold in the open market through a stock exchange and frequently trade at prices lower than their NAV. NAV per common share is total assets less total liabilities, which include preferred shares or borrowings, as applicable, divided by the number of common shares outstanding.
When NAV is lower than market price, dividends are assumed to be reinvested at the greater of NAV or 95% of the market price. When NAV is higher, dividends are assumed to be reinvested at prices obtained through open-market purchases under the Fund’s dividend reinvestment plan.
The performance table and graph do not reflect the deduction of fees and taxes that a stockholder would pay on Fund distributions or the sale of Fund shares. Had these fees and taxes been reflected, performance would have been lower.
The ICE Bank of America U.S. High Yield Index is an unmanaged, commonly accepted measure of the performance of high yield securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges.
The Index does not employ leverage. It is not possible to invest directly in the Index.
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Schedule of Investments  |  9/30/24
(unaudited)
Principal Amount USD ($)		Value
UNAFFILIATED ISSUERS — 142.8%^
Senior Secured Floating Rate Loan Interests — 2.0% of Net Assets*(a)
Auto Parts & Equipment — 0.5%
1,375,628	First Brands Group LLC, First Lien 2021 Term Loan, 10.514% (Term SOFR + 500 bps), 3/30/27	$ 1,364,117
	Total Auto Parts & Equipment	$ 1,364,117

Casino Hotels — 0.6%
1,492,268	Century Casinos, Inc., Term B Facility Loan, 11.301% (Term SOFR + 600 bps), 4/2/29	$ 1,428,847
	Total Casino Hotels	$ 1,428,847

Computer Services — 0.1%
380,000(b)	Amazon Holdco, Inc., Seven-Year Term Loan, 7/30/31	$ 379,287
	Total Computer Services	$ 379,287

Cruise Lines — 0.3%
840,000	LC Ahab US Bidco LLC, Initial Term Loan, 8.345% (Term SOFR + 350 bps), 5/1/31	$ 844,725
	Total Cruise Lines	$ 844,725

Electric-Generation — 0.3%
675,000(b)	Alpha Generation LLC, Term Loan B, 9/19/31	$ 675,844
	Total Electric-Generation	$ 675,844

Medical-Drugs — 0.2%
390,000	Endo Finance Holdings, Inc., Initial Term Loan, 9.783% (Term SOFR + 450 bps), 4/23/31	$ 390,122
	Total Medical-Drugs	$ 390,122

	Total Senior Secured Floating Rate Loan Interests (Cost $5,078,633)	$ 5,082,942

Shares
Common Stocks — 0.5% of Net Assets
Chemicals — 0.0% †
22	LyondellBasell Industries NV, Class A	$ 2,110
	Total Chemicals	$ 2,110

The accompanying notes are an integral part of these financial statements.

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Shares		Value
Communications Equipment — 0.0% †
2,630 +	Digicel International Finance Ltd.	$ 6,575
	Total Communications Equipment	$ 6,575

Diversified Telecommunication Services — 0.0% †
251,944 +	Atento S.A.	$ 7
	Total Diversified Telecommunication Services	$ 7

Oil, Gas & Consumable Fuels — 0.0% †
21(c)	Amplify Energy Corp.	$ 137
8,027	Petroquest Energy, Inc.	1,405
	Total Oil, Gas & Consumable Fuels	$ 1,542

Passenger Airlines — 0.5%
57,203	Grupo Aeromexico SAB de CV	$ 1,283,122
	Total Passenger Airlines	$ 1,283,122

Pharmaceuticals — 0.0% †
2,975(c)	Endo, Inc.	$ 75,804
	Total Pharmaceuticals	$ 75,804

	Total Common Stocks (Cost $1,479,274)	$ 1,369,160

Principal Amount USD ($)
	Asset Backed Securities — 0.6% of Net Assets
1,443,149	Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class F, 12.24%, 12/15/33 (144A)	$ 1,494,135
	Total Asset Backed Securities (Cost $1,443,149)	$ 1,494,135

	Collateralized Mortgage Obligations—2.3% of Net Assets
710,000(a)	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, 11.28% (SOFR30A + 600 bps), 10/25/41 (144A)	$ 747,491
430,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA7, Class B2, 13.08% (SOFR30A + 780 bps), 11/25/41 (144A)	465,883
450,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA3, Class B2, 11.53% (SOFR30A + 625 bps), 9/25/41 (144A)	471,266
The accompanying notes are an integral part of these financial statements.
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Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations— (continued)
610,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA2, Class B2, 13.78% (SOFR30A + 850 bps), 2/25/42 (144A)	$ 670,998
1,370,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-DNA3, Class B2, 13.545% (SOFR30A + 826 bps), 7/25/49 (144A)	1,568,650
120,000(a)	Federal National Mortgage Association Connecticut Avenue Securities, Series 2021-R02, Class 2B2, 11.48% (SOFR30A + 620 bps), 11/25/41 (144A)	126,191
1,350,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 15.895% (SOFR30A + 1,061 bps), 2/25/47 (144A)	1,638,625
	Total Collateralized Mortgage Obligations (Cost $5,231,268)	$ 5,689,104

	Commercial Mortgage-Backed Securities—2.5% of Net Assets
1,415,000(a)	Capital Funding Mortgage Trust, Series 2021-19, Class B, 20.41% (1 Month Term SOFR + 1,521 bps), 10/27/24 (144A)	$ 1,406,411
890,204(d)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60%, 10/25/27 (144A)	837,941
1,499,131(a)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 12.361% (SOFR30A + 701 bps), 8/25/29	1,438,456
222,712(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 11.711% (SOFR30A + 636 bps), 1/25/27 (144A)	205,284
317,897(a)	FREMF Mortgage Trust, Series 2020-KF83, Class C, 14.461% (SOFR30A + 911 bps), 7/25/30 (144A)	300,442
2,500,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E, 3.00%, 5/15/48 (144A)	1,970,550
	Total Commercial Mortgage-Backed Securities (Cost $6,329,737)	$ 6,159,084

The accompanying notes are an integral part of these financial statements.

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Principal Amount USD ($)		Value
Convertible Corporate Bonds — 2.7% of Net Assets
Banks — 0.0% †
IDR 1,422,679,000	PT Bakrie & Brothers Tbk, 12/31/24	$ 7,142
	Total Banks	$ 7,142

Chemicals — 1.7%
4,000,000(e)	Hercules LLC, 6.50%, 6/30/29	$ 4,248,381
	Total Chemicals	$ 4,248,381

Commercial Services — 0.5%
1,130,000	Global Payments, Inc., 1.50%, 3/1/31 (144A)	$ 1,079,150
	Total Commercial Services	$ 1,079,150

Entertainment — 0.5%
1,455,000(f)	DraftKings Holdings, Inc., 3/15/28	$ 1,259,302
	Total Entertainment	$ 1,259,302

	Total Convertible Corporate Bonds (Cost $5,634,248)	$ 6,593,975

Corporate Bonds — 123.3% of Net Assets
Advertising — 3.3%
2,090,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 1,800,030
1,470,000	Neptune Bidco US, Inc., 9.29%, 4/15/29 (144A)	1,439,938
2,010,000	Stagwell Global LLC, 5.625%, 8/15/29 (144A)	1,943,305
3,000,000	Summer BC Bidco B LLC, 5.50%, 10/31/26 (144A)	2,964,214
	Total Advertising	$ 8,147,487

Aerospace & Defense — 1.5%
2,150,000	Bombardier, Inc., 6.00%, 2/15/28 (144A)	$ 2,164,214
246,000	Bombardier, Inc., 7.125%, 6/15/26 (144A)	249,774
740,000	Spirit AeroSystems, Inc., 9.375%, 11/30/29 (144A)	802,790
592,000	Triumph Group, Inc., 9.00%, 3/15/28 (144A)	619,715
	Total Aerospace & Defense	$ 3,836,493

Airlines — 4.8%
1,938,887(g)	ABRA Global Finance, 11.50% (5.50% PIK or 6.00% Cash), 3/2/28 (144A)	$ 2,070,422
355,000	Delta Air Lines, Inc., 7.375%, 1/15/26	365,212
The accompanying notes are an integral part of these financial statements.
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Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Airlines — (continued)
3,001,186(a)	Gol Finance S.A., 15.344% (1 Month Term SOFR + 1,050 bps), 1/29/25 (144A)	$ 3,181,257
3,255,000	Grupo Aeromexico SAB de CV, 8.50%, 3/17/27 (144A)	3,289,220
330,000	Latam Airlines Group S.A., 13.375%, 10/15/29 (144A)	383,913
759,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.50%, 6/20/27 (144A)	768,437
EUR 1,600,000	Transportes Aereos Portugueses S.A., 5.625%, 12/2/24 (144A)	1,779,259
	Total Airlines	$ 11,837,720

	Auto Manufacturers — 0.4%
1,035,000	JB Poindexter & Co., Inc., 8.75%, 12/15/31 (144A)	$ 1,094,268
	Total Auto Manufacturers	$ 1,094,268

	Auto Parts & Equipment — 0.6%
1,285,000	Adient Global Holdings, Ltd., 8.25%, 4/15/31 (144A)	$ 1,363,385
	Total Auto Parts & Equipment	$ 1,363,385

	Banks — 3.7%
600,000(d)(h)	Bank of America Corp., 6.50% (3 Month Term SOFR + 444 bps)	$ 599,858
EUR 2,400,000 (d)(h)	CaixaBank S.A., 3.625% (5 Year EUR Swap + 386 bps)	2,377,515
1,175,000	Freedom Mortgage Corp., 12.25%, 10/1/30 (144A)	1,315,947
675,000(d)(h)	Intesa Sanpaolo S.p.A., 7.70% (5 Year USD Swap Rate + 546 bps) (144A)	674,177
1,975,000	KeyBank N.A., 4.90%, 8/8/32	1,922,533
410,000(d)	Toronto-Dominion Bank, 7.25% (5 Year CMT Index + 298 bps), 7/31/84	427,159
1,240,000(d)	Toronto-Dominion Bank, 8.125% (5 Year CMT Index + 408 bps), 10/31/82	1,330,287
545,000(d)(h)	UBS Group AG, 9.25% (5 Year CMT Index + 476 bps) (144A)	642,737
	Total Banks	$ 9,290,213

The accompanying notes are an integral part of these financial statements.

Pioneer High Income Fund, Inc. |
Semiannual Report
 |
9/30/24

Principal Amount USD ($)		Value
	Biotechnology — 0.3%
EUR 745,000	Cidron Aida Finco S.a.r.l., 5.00%, 4/1/28 (144A)	$ 805,537
	Total Biotechnology	$ 805,537

	Building Materials — 3.5%
1,991,000	AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28 (144A)	$ 2,082,751
2,211,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/29 (144A)	1,956,408
1,140,000	Knife River Corp., 7.75%, 5/1/31 (144A)	1,212,076
3,550,000	Limak Cimento Sanayi ve Ticaret AS, 9.75%, 7/25/29 (144A)	3,477,765
	Total Building Materials	$ 8,729,000

	Chemicals — 7.5%
1,355,000	LSF11 A5 HoldCo LLC, 6.625%, 10/15/29 (144A)	$ 1,317,927
EUR 885,000	Lune Holdings S.a.r.l., 5.625%, 11/15/28 (144A)	863,584
2,250,000	LYB Finance Co. BV, 8.10%, 3/15/27 (144A)	2,418,703
2,831,000	Mativ Holdings, Inc., 6.875%, 10/1/26 (144A)	2,829,726
980,000(i)	Mativ Holdings, Inc., 8.00%, 10/1/29 (144A)	1,000,261
470,000	Olin Corp., 9.50%, 6/1/25 (144A)	478,225
EUR 1,355,000	Olympus Water US Holding Corp., 9.625%, 11/15/28 (144A)	1,618,178
2,320,000	Olympus Water US Holding Corp., 9.75%, 11/15/28 (144A)	2,476,041
2,500,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.375%, 11/1/26 (144A)	2,468,952
EUR 1,005,000	SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 7/15/28 (144A)	1,207,402
2,000,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	1,868,254
	Total Chemicals	$ 18,547,253

	Coal — 1.2%
2,795,000	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.625%, 6/15/29 (144A)	$ 2,970,084
	Total Coal	$ 2,970,084

	Commercial Services — 7.0%
20,000	Allied Universal Holdco LLC, 7.875%, 2/15/31 (144A)	$ 20,430
The accompanying notes are an integral part of these financial statements.
Pioneer High Income Fund, Inc. |
Semiannual Report
 |
9/30/24

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Services — (continued)
1,645,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29 (144A)	$ 1,470,061
1,905,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	1,909,098
1,165,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/30 (144A)	1,191,726
1,652,000	Champions Financing, Inc., 8.75%, 2/15/29 (144A)	1,682,651
2,116,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	2,030,669
2,059,000	Garda World Security Corp., 9.50%, 11/1/27 (144A)	2,061,705
319,000	Herc Holdings, Inc., 5.50%, 7/15/27 (144A)	318,608
915,000	NESCO Holdings II, Inc., 5.50%, 4/15/29 (144A)	843,426
4,155,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	4,156,118
1,093,000	Sotheby's, 7.375%, 10/15/27 (144A)	1,051,952
690,000	Williams Scotsman, Inc., 6.625%, 6/15/29 (144A)	710,416
	Total Commercial Services	$ 17,446,860

	Computers — 0.3%
365,000	Amentum Escrow Corp., 7.25%, 8/1/32 (144A)	$ 380,926
415,000	Fortress Intermediate 3, Inc., 7.50%, 6/1/31 (144A)	437,836
	Total Computers	$ 818,762

	Distribution/Wholesale — 0.9%
705,000	Velocity Vehicle Group LLC, 8.00%, 6/1/29 (144A)	$ 734,050
1,325,000	Windsor Holdings III LLC, 8.50%, 6/15/30 (144A)	1,417,324
	Total Distribution/Wholesale	$ 2,151,374

	Diversified Financial Services — 12.8%
3,500,000(d)(h)	Air Lease Corp., 4.125% (5 Year CMT Index + 315 bps)	$ 3,284,678
1,725,000(d)	Ally Financial, Inc., 6.184% (SOFR + 229 bps), 7/26/35	1,765,439
811,000	Bread Financial Holdings, Inc., 7.00%, 1/15/26 (144A)	807,081
140,000(j)	Credito Real SAB de CV SOFOM ER, 8.00%, 1/21/28 (144A)	13,796
The accompanying notes are an integral part of these financial statements.

Pioneer High Income Fund, Inc. |
Semiannual Report
 |
9/30/24

Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
1,500,000(j)	Credito Real SAB de CV SOFOM ER, 9.50%, 2/7/26 (144A)	$ 152,775
1,095,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	1,125,778
1,140,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	1,184,968
EUR 480,000	Garfunkelux Holdco 3 S.A., 6.75%, 11/1/25 (144A)	359,859
GBP 820,000	Garfunkelux Holdco 3 S.A., 7.75%, 11/1/25 (144A)	731,780
350,000	GGAM Finance, Ltd., 7.75%, 5/15/26 (144A)	357,888
1,805,000	GGAM Finance, Ltd., 8.00%, 6/15/28 (144A)	1,934,702
3,045,000	Global Aircraft Leasing Co., Ltd., 8.75%, 9/1/27 (144A)	3,089,926
2,900,000	Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 8/15/28 (144A)	2,757,351
845,000	Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27 (144A)	845,097
1,210,000	OneMain Finance Corp., 7.875%, 3/15/30	1,264,918
2,320,000	OneMain Finance Corp., 9.00%, 1/15/29	2,458,428
755,000	PHH Mortgage Corp., 7.875%, 3/15/26 (144A)	758,846
3,415,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	3,413,787
2,405,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, 9/15/29 (144A)	2,450,246
1,051,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	1,023,675
1,860,000	United Wholesale Mortgage LLC, 5.75%, 6/15/27 (144A)	1,847,903
	Total Diversified Financial Services	$ 31,628,921

	Electric — 1.5%
360,000	Alpha Generation LLC, 6.75%, 10/15/32 (144A)	$ 365,075
412,000	Cemig Geracao e Transmissao S.A., 9.25%, 12/5/24 (144A)	411,803
1,145,000	Lightning Power LLC, 7.25%, 8/15/32 (144A)	1,204,010
676,000	NRG Energy, Inc., 6.625%, 1/15/27	676,969
The accompanying notes are an integral part of these financial statements.
Pioneer High Income Fund, Inc. |
Semiannual Report
 |
9/30/24

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Electric — (continued)
1,045,000	Talen Energy Supply LLC, 8.625%, 6/1/30 (144A)	$ 1,138,864
6,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	5,991
	Total Electric	$ 3,802,712

	Electrical Components & Equipments — 1.3%
2,600,000	Energizer Holdings, Inc., 6.50%, 12/31/27 (144A)	$ 2,641,465
520,000	WESCO Distribution, Inc., 7.25%, 6/15/28 (144A)	532,475
	Total Electrical Components & Equipments	$ 3,173,940

	Electronics — 0.9%
1,330,000	EquipmentShare.com, Inc., 8.00%, 3/15/33 (144A)	$ 1,361,501
735,000	EquipmentShare.com, Inc., 8.625%, 5/15/32 (144A)	771,087
	Total Electronics	$ 2,132,588

	Entertainment — 2.5%
395,000	International Game Technology Plc, 6.25%, 1/15/27 (144A)	$ 403,198
1,910,000	Light & Wonder International, Inc., 7.00%, 5/15/28 (144A)	1,926,724
1,910,000	Light & Wonder International, Inc., 7.25%, 11/15/29 (144A)	1,976,132
EUR 730,000	Lottomatica S.p.A./Roma, 7.125%, 6/1/28 (144A)	855,268
930,000	Mohegan Tribal Gaming Authority, 8.00%, 2/1/26 (144A)	919,747
	Total Entertainment	$ 6,081,069

	Food — 0.7%
531,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 7.50%, 3/15/26 (144A)	$ 535,582
1,215,000	Fiesta Purchaser, Inc., 9.625%, 9/15/32 (144A)	1,257,692
	Total Food	$ 1,793,274

	Healthcare-Products — 0.8%
1,960,000	Sotera Health Holdings LLC, 7.375%, 6/1/31 (144A)	$ 2,035,478
	Total Healthcare-Products	$ 2,035,478

The accompanying notes are an integral part of these financial statements.

Pioneer High Income Fund, Inc. |
Semiannual Report
 |
9/30/24

Principal Amount USD ($)		Value
	Healthcare-Services — 3.4%
1,014,000	Auna S.A., 10.00%, 12/15/29 (144A)	$ 1,069,818
580,000	CHS/Community Health Systems, Inc., 5.625%, 3/15/27 (144A)	570,760
265,000	CHS/Community Health Systems, Inc., 6.00%, 1/15/29 (144A)	257,259
385,000	LifePoint Health, Inc., 5.375%, 1/15/29 (144A)	363,784
3,200,000	Prime Healthcare Services, Inc., 9.375%, 9/1/29 (144A)	3,300,747
2,775,000	US Acute Care Solutions LLC, 9.75%, 5/15/29 (144A)	2,874,231
	Total Healthcare-Services	$ 8,436,599

	Home Builders — 1.5%
1,155,000	Beazer Homes USA, Inc., 7.25%, 10/15/29	$ 1,185,837
2,285,000	LGI Homes, Inc., 8.75%, 12/15/28 (144A)	2,447,043
	Total Home Builders	$ 3,632,880

	Household Products/Wares — 0.7%
2,050,000	Spectrum Brands, Inc., 3.875%, 3/15/31 (144A)	$ 1,794,761
	Total Household Products/Wares	$ 1,794,761

	Insurance — 5.0%
3,800,000	Hanover Insurance Group, Inc., 7.625%, 10/15/25	$ 3,879,771
3,075,000(d)	Liberty Mutual Group, Inc., 10.75% (3 Month Term SOFR + 738 bps), 6/15/58 (144A)	3,711,381
2,677,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	3,178,313
1,100,000	MetLife, Inc., 10.75%, 8/1/39	1,571,956
	Total Insurance	$ 12,341,421

	Internet — 1.6%
3,005,000	Acuris Finance US, Inc./Acuris Finance S.a.r.l., 9.00%, 8/1/29 (144A)	$ 3,020,025
205,000	Expedia Group, Inc., 6.25%, 5/1/25 (144A)	205,525
700,000	ION Trading Technologies S.a.r.l., 9.50%, 5/30/29 (144A)	716,568
	Total Internet	$ 3,942,118

	Iron & Steel — 2.3%
1,855,000	Carpenter Technology Corp., 7.625%, 3/15/30	$ 1,942,320
The accompanying notes are an integral part of these financial statements.
Pioneer High Income Fund, Inc. |
Semiannual Report
 |
9/30/24

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Iron & Steel — (continued)
1,721,000	Cleveland-Cliffs, Inc., 7.00%, 3/15/32 (144A)	$ 1,739,915
2,235,000	TMS International Corp., 6.25%, 4/15/29 (144A)	2,128,302
	Total Iron & Steel	$ 5,810,537

	Leisure Time — 4.2%
215,000	Carnival Corp., 7.625%, 3/1/26 (144A)	$ 216,990
235,000	Carnival Holdings Bermuda, Ltd., 10.375%, 5/1/28 (144A)	253,581
EUR 731,000	Carnival Plc, 1.00%, 10/28/29	706,360
1,000,000	Cruise Yacht Upper HoldCo, Ltd., 11.875%, 7/5/28	1,027,500
1,295,000	NCL Corp., Ltd., 5.875%, 3/15/26 (144A)	1,295,080
2,435,000	NCL Corp., Ltd., 7.75%, 2/15/29 (144A)	2,609,353
965,000	NCL Corp., Ltd., 8.125%, 1/15/29 (144A)	1,031,777
360,000	NCL Finance, Ltd., 6.125%, 3/15/28 (144A)	367,200
2,790,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)	2,785,916
	Total Leisure Time	$ 10,293,757

	Lodging — 3.3%
375,000	Choice Hotels International, Inc., 5.85%, 8/1/34	$ 386,721
2,095,000	Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29 (144A)	2,119,786
1,715,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 6.625%, 1/15/32 (144A)	1,736,017
1,715,000	Melco Resorts Finance, Ltd., 7.625%, 4/17/32 (144A)	1,767,875
1,505,000	MGM Resorts International, 6.50%, 4/15/32	1,533,648
725,000	Travel + Leisure Co., 6.625%, 7/31/26 (144A)	738,692
	Total Lodging	$ 8,282,739

	Media — 4.5%
2,500,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32 (144A)	$ 2,203,195
2,200,000	CSC Holdings LLC, 4.625%, 12/1/30 (144A)	1,116,485
1,925,000	CSC Holdings LLC, 5.00%, 11/15/31 (144A)	951,299
835,000	CSC Holdings LLC, 11.75%, 1/31/29 (144A)	807,104
1,057,000	Gray Television, Inc., 7.00%, 5/15/27 (144A)	1,038,928
The accompanying notes are an integral part of these financial statements.

Pioneer High Income Fund, Inc. |
Semiannual Report
 |
9/30/24

Principal Amount USD ($)		Value
	Media — (continued)
1,545,000	Gray Television, Inc., 10.50%, 7/15/29 (144A)	$ 1,613,695
3,530,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	3,542,662
	Total Media	$ 11,273,368

	Metal Fabricate/Hardware — 0.5%
1,185,000	Park-Ohio Industries, Inc., 6.625%, 4/15/27	$ 1,162,586
	Total Metal Fabricate/Hardware	$ 1,162,586

	Mining — 3.7%
2,340,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	$ 2,272,336
705,000	First Quantum Minerals, Ltd., 6.875%, 10/15/27 (144A)	697,027
2,840,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	2,845,685
415,000	First Quantum Minerals, Ltd., 9.375%, 3/1/29 (144A)	439,877
692,000	Hudbay Minerals, Inc., 6.125%, 4/1/29 (144A)	701,927
2,010,000	Taseko Mines, Ltd., 8.25%, 5/1/30 (144A)	2,109,448
	Total Mining	$ 9,066,300

	Miscellaneous Manufacturing — 0.7%
1,670,000	Trinity Industries, Inc., 7.75%, 7/15/28 (144A)	$ 1,752,814
	Total Miscellaneous Manufacturing	$ 1,752,814

	Oil & Gas — 14.2%
685,000	3R Lux S.a.r.l., 9.75%, 2/5/31 (144A)	$ 721,792
1,755,000(i)	Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29 (144A)	1,778,253
2,430,000	Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26 (144A)	2,458,713
1,105,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.875%, 6/30/29 (144A)	1,091,627
1,890,000	Baytex Energy Corp., 7.375%, 3/15/32 (144A)	1,883,109
2,140,000	Baytex Energy Corp., 8.50%, 4/30/30 (144A)	2,217,930
727,378	Borr IHC, Ltd./Borr Finance LLC, 10.00%, 11/15/28 (144A)	754,655
541,529	Borr IHC, Ltd./Borr Finance LLC, 10.375%, 11/15/30 (144A)	572,126
180,000	Cenovus Energy, Inc., 6.75%, 11/15/39	203,259
1,225,000	Civitas Resources, Inc., 8.375%, 7/1/28 (144A)	1,273,350
830,000	Civitas Resources, Inc., 8.625%, 11/1/30 (144A)	879,366
1,225,000	Civitas Resources, Inc., 8.75%, 7/1/31 (144A)	1,296,709
The accompanying notes are an integral part of these financial statements.
Pioneer High Income Fund, Inc. |
Semiannual Report
 |
9/30/24

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Oil & Gas — (continued)
830,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 2/1/31 (144A)	$ 805,694
1,815,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.875%, 5/15/34 (144A)	1,808,259
1,330,000	Kosmos Energy, Ltd., 7.75%, 5/1/27 (144A)	1,314,594
975,000	Kraken Oil & Gas Partners LLC, 7.625%, 8/15/29 (144A)	973,689
1,010,000	MEG Energy Corp., 5.875%, 2/1/29 (144A)	988,044
750,000	Murphy Oil Corp., 6.375%, 7/15/28	761,973
1,109,000	Nabors Industries, Ltd., 7.50%, 1/15/28 (144A)	1,039,075
1,130,000	Noble Finance II LLC, 8.00%, 4/15/30 (144A)	1,165,927
2,010,000	Occidental Petroleum Corp., 4.40%, 4/15/46	1,631,089
692,000	Petroleos Mexicanos, 6.70%, 2/16/32	620,406
579,000	Precision Drilling Corp., 6.875%, 1/15/29 (144A)	577,796
2,265,000	Shelf Drilling Holdings, Ltd., 9.625%, 4/15/29 (144A)	2,089,079
885,000	Southwestern Energy Co., 4.75%, 2/1/32	846,609
285,000	Transocean Titan Financing, Ltd., 8.375%, 2/1/28 (144A)	293,553
1,030,000	Transocean, Inc., 6.80%, 3/15/38	840,567
665,000	Transocean, Inc., 8.25%, 5/15/29 (144A)	659,233
665,000	Transocean, Inc., 8.50%, 5/15/31 (144A)	660,777
2,075,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	1,883,382
905,000	Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29 (144A)	890,568
342,000	YPF S.A., 6.95%, 7/21/27 (144A)	332,762
	Total Oil & Gas	$ 35,313,965

	Oil & Gas Services — 2.6%
385,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 4/1/28 (144A)	$ 386,913
2,583,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27 (144A)	2,591,095
1,445,000	Enerflex, Ltd., 9.00%, 10/15/27 (144A)	1,490,671
703,000	USA Compression Partners LP/USA Compression Finance Corp., 6.875%, 9/1/27	708,943
1,290,000	USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/29 (144A)	1,328,638
	Total Oil & Gas Services	$ 6,506,260

The accompanying notes are an integral part of these financial statements.

Pioneer High Income Fund, Inc. |
Semiannual Report
 |
9/30/24

Principal Amount USD ($)		Value
	Packaging & Containers — 1.2%
EUR 1,400,000	Fiber Bidco S.p.A., 6.125%, 6/15/31 (144A)	$ 1,550,618
1,355,000	Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31 (144A)	1,392,035
	Total Packaging & Containers	$ 2,942,653

	Pharmaceuticals — 1.7%
265,000	Endo Finance Holdings, Inc., 8.50%, 4/15/31 (144A)	$ 283,956
2,750,000	Owens & Minor, Inc., 6.625%, 4/1/30 (144A)	2,669,418
579,000 +	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	—
1,095,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/29	1,209,725
2,600,000 +	Tricida, Inc., 5/15/27	—
	Total Pharmaceuticals	$ 4,163,099

	Pipelines — 7.2%
1,672,285	Acu Petroleo Luxembourg S.a.r.l., 7.50%, 1/13/32 (144A)	$ 1,678,355
910,000	DCP Midstream Operating LP, 5.60%, 4/1/44	904,931
1,060,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28 (144A)	1,061,186
1,524,000(a)	Energy Transfer LP, 8.527% (3 Month Term SOFR + 328 bps), 11/1/66	1,445,635
1,965,000(d)(h)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	2,007,297
270,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	255,329
717,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	685,265
1,845,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 5/15/32	1,878,479
770,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 1/15/27	787,171
421,000	Global Partners LP/GLP Finance Corp., 7.00%, 8/1/27	423,842
1,515,000	Harvest Midstream I LP, 7.50%, 9/1/28 (144A)	1,550,337
1,150,000	NuStar Logistics LP, 6.375%, 10/1/30	1,193,266
540,000(d)	South Bow Canadian Infrastructure Holdings, Ltd., 7.50% (5 Year CMT Index + 367 bps), 3/1/55 (144A)	567,332
1,265,000	Summit Midstream Holdings LLC, 8.625%, 10/31/29 (144A)	1,323,155
The accompanying notes are an integral part of these financial statements.
Pioneer High Income Fund, Inc. |
Semiannual Report
 |
9/30/24

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Pipelines — (continued)
1,355,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	$ 1,430,780
505,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	568,885
	Total Pipelines	$ 17,761,245

	Real Estate — 1.5%
4,000,000	Kennedy-Wilson, Inc., 5.00%, 3/1/31	$ 3,590,947
	Total Real Estate	$ 3,590,947

	REITs — 2.1%
EUR 490,000	Alexandrite Monnet UK Holdco Plc, 10.50%, 5/15/29 (144A)	$ 589,826
2,275,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	1,661,391
365,000	Starwood Property Trust, Inc., 7.25%, 4/1/29 (144A)	382,725
230,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30 (144A)	196,172
1,555,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	1,659,816
755,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	805,892
	Total REITs	$ 5,295,822

	Retail — 1.7%
GBP 1,320,000	CD&R Firefly Bidco Plc, 8.625%, 4/30/29 (144A)	$ 1,824,776
1,210,000	Cougar JV Subsidiary LLC, 8.00%, 5/15/32 (144A)	1,279,289
1,125,000	LCM Investments Holdings II LLC, 8.25%, 8/1/31 (144A)	1,194,548
	Total Retail	$ 4,298,613

	Telecommunications — 2.3%
1,495,000	Altice France Holding S.A., 6.00%, 2/15/28 (144A)	$ 461,691
1,169,000	Altice France Holding S.A., 10.50%, 5/15/27 (144A)	403,343
270,000	Altice France S.A., 5.125%, 1/15/29 (144A)	189,629
1,035,000	Connect Finco S.a.r.l./Connect US Finco LLC, 9.00%, 9/15/29 (144A)	1,001,606
375,000	Iliad Holding SASU, 8.50%, 4/15/31 (144A)	403,352
The accompanying notes are an integral part of these financial statements.

Pioneer High Income Fund, Inc. |
Semiannual Report
 |
9/30/24

Principal Amount USD ($)		Value
	Telecommunications — (continued)
41,000	Sprint LLC, 7.625%, 3/1/26	$ 42,351
3,135,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	3,137,947
	Total Telecommunications	$ 5,639,919

	Transportation — 1.9%
2,640,000	Carriage Purchaser, Inc., 7.875%, 10/15/29 (144A)	$ 2,453,479
1,375,000	Danaos Corp., 8.50%, 3/1/28 (144A)	1,415,333
820,000	Seaspan Corp., 5.50%, 8/1/29 (144A)	781,012
	Total Transportation	$ 4,649,824

	Total Corporate Bonds (Cost $299,366,939)	$ 305,638,645

Shares
Convertible Preferred Stock — 0.4% of Net Assets
Banks — 0.4%
752(h)	Wells Fargo & Co., 7.50%	$ 964,214
	Total Banks	$ 964,214

	Total Convertible Preferred Stock (Cost $950,539)	$ 964,214

Preferred Stock — 0.0% † of Net Assets
Internet — 0.0% †
129,055	MYT Holding LLC, 10.00%, 6/6/29	$ 22,585
	Total Internet	$ 22,585

	Total Preferred Stock (Cost $235,604)	$ 22,585

Right/Warrant — 0.0% † of Net Assets
Trading Companies & Distributors — 0.0% †
GBP 21,700 (c)	Avation Plc, 1/1/59	$ 7,978
	Total Trading Companies & Distributors	$ 7,978

	Total Right/Warrant (Cost $—)	$ 7,978

The accompanying notes are an integral part of these financial statements.
Pioneer High Income Fund, Inc. |
Semiannual Report
 |
9/30/24

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Insurance-Linked Securities — 6.5% of Net Assets#
	Event Linked Bonds — 1.6%
	Flood – U.S. — 0.3%
250,000(a)	FloodSmart Re, 16.376%, (3 Month U.S. Treasury Bill + 1,183 bps), 2/25/25 (144A)	$ 255,750
250,000(a)	FloodSmart Re, 18.602%, (3 Month U.S. Treasury Bill + 1,400 bps), 3/12/27 (144A)	262,775
250,000(a)	FloodSmart Re, 21.696%, (1 Month U.S. Treasury Bill + 1,715 bps), 3/11/26 (144A)	262,850
		$ 781,375

	Multiperil – U.S. — 0.7%
250,000(a)	Matterhorn Re, 10.119%, (SOFR + 525 bps), 3/24/25 (144A)	$ 253,275
250,000(a)	Matterhorn Re, 12.619%, (SOFR + 775 bps), 3/24/25 (144A)	254,350
250,000(a)	Merna Re II, 11.852%, (3 Month U.S. Treasury Bill + 725 bps), 7/7/27 (144A)	256,295
250,000(a)	Merna Re II, 13.102%, (3 Month U.S. Treasury Bill + 850 bps), 7/7/27 (144A)	261,704
250,000(a)	Mystic Re, 16.546%, (3 Month U.S. Treasury Bill + 1,200 bps), 1/8/27 (144A)	258,000
250,000(a)	Residential Re, 16.566%, (3 Month U.S. Treasury Bill + 1,202 bps), 12/6/25 (144A)	247,000
		$ 1,530,624

	Multiperil – U.S. & Canada — 0.2%
250,000(a)	Atlas Re, 17.483%, (SOFR + 1,250 bps), 6/8/27 (144A)	$ 271,775
250,000(a)	Easton Re, 12.046%, (3 Month U.S. Treasury Bill + 750 bps), 1/8/27 (144A)	251,250
		$ 523,025

	Windstorm – Florida — 0.2%
250,000(a)	Marlon Re, 11.602%, (3 Month U.S. Treasury Bill + 700 bps), 6/7/27 (144A)	$ 252,425
250,000(a)	Merna Re II, 13.352%, (3 Month U.S. Treasury Bill + 875 bps), 7/7/27 (144A)	260,858
		$ 513,283

	Windstorm – Mexico — 0.1%
250,000(a)	International Bank for Reconstruction & Development, 18.569%, (SOFR + 1,372 bps), 4/24/28 (144A)	$ 261,850
The accompanying notes are an integral part of these financial statements.

Pioneer High Income Fund, Inc. |
Semiannual Report
 |
9/30/24

Principal Amount USD ($)		Value
Windstorm – U.S. — 0.1%
250,000(a)	Bonanza Re, 12.996%, (3 Month U.S. Treasury Bill + 845 bps), 1/8/26 (144A)	$ 259,400
	Total Event Linked Bonds	$ 3,869,557

Face Amount USD ($)
	Collateralized Reinsurance — 0.6%
	Multiperil – Massachusetts — 0.1%
350,000(c)(k) +	Portsalon Re 2022, 5/31/28	$ 320,922
	Multiperil – U.S. — 0.1%
250,000(c)(k) +	Mangrove Risk Solutions, 5/10/25 (144A)	$ 234,900
	Windstorm – North Carolina — 0.1%
250,000(c)(k) +	Mangrove Risk Solutions, 4/30/30	$ 248,825
	Windstorm – U.S. — 0.2%
250,000(c)(k) +	Aberystwyth-PI0049, 11/30/27	$ 235,972
250,000(c)(k) +	PI0048 Re 2024, 11/30/27	237,907
		$ 473,879

	Windstorm – U.S. Regional — 0.1%
250,000(c)(k) +	Oakmont Re 2024, 4/1/30	$ 245,758
	Total Collateralized Reinsurance	$ 1,524,284

	Reinsurance Sidecars — 4.3%
	Multiperil – U.S. — 0.0% †
500,000(c)(l) +	Harambee Re 2018, 12/31/24	$ 2,150
600,000(l) +	Harambee Re 2019, 12/31/24	—
		$ 2,150

	Multiperil – Worldwide — 4.3%
40,466(l) +	Alturas Re 2022-2, 12/31/27	$ 2,582
1,500,000(c)(k) +	Bantry Re 2024, 12/31/29	1,681,833
1,000,000(c)(k) +	Berwick Re 2024-1, 12/31/29	1,106,873
500,000(k) +	Eccleston Re 2023, 11/30/28	31,574
750,000(c)(k) +	Gleneagles Re 2022, 12/31/27	225,000
1,000,000(c)(k) +	Gullane Re 2024, 12/31/29	1,040,000
499,318(c)(l) +	Lorenz Re 2019, 6/30/25	4,094
1,000,000(c)(k) +	Merion Re 2022-2, 12/31/27	948,111
500,000(c)(k) +	Pangaea Re 2024-1, 12/31/29	553,385
500,000(c)(k) +	Pangaea Re 2024-3, 7/1/28	524,153
2,357(k) +	Sector Re V, 12/1/27 (144A)	56,306
The accompanying notes are an integral part of these financial statements.
Pioneer High Income Fund, Inc. |
Semiannual Report
 |
9/30/24

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
500,000(c)(k) +	Sector Re V, 12/1/28 (144A)	$ 659,906
1,000,000(c)(k) +	Sector Re V, 12/1/28 (144A)	1,319,811
250,000(c)(k) +	Sussex Re 2020-1, 12/31/24	325
1,500,000(c)(l) +	Thopas Re 2022, 12/31/27	—
1,596,147(c)(l) +	Thopas Re 2023, 12/31/28	—
1,596,147(c)(l) +	Thopas Re 2024, 12/31/29	1,974,115
500,000(c)(k) +	Torricelli Re 2024, 6/30/30	540,705
244,914(c)(k) +	Woburn Re 2019, 12/31/24	33,713
		$ 10,702,486

	Total Reinsurance Sidecars	$ 10,704,636

	Total Insurance-Linked Securities (Cost $14,604,374)	$ 16,098,477

Principal Amount USD ($)
Foreign Government Bond — 0.1% of Net Assets
Russia — 0.1%
382,800(j)(m)	Russian Government International Bond, 7.500%, 3/31/30	$ 254,011
	Total Russia	$ 254,011

	Total Foreign Government Bond (Cost $322,808)	$ 254,011

The accompanying notes are an integral part of these financial statements.

Pioneer High Income Fund, Inc. |
Semiannual Report
 |
9/30/24

Shares		Value
SHORT TERM INVESTMENTS — 1.9% of Net Assets
Open-End Fund — 1.9%
4,679,404(n)	Dreyfus Government Cash Management, Institutional Shares, 4.80%	$ 4,679,404
$ 4,679,404

	TOTAL SHORT TERM INVESTMENTS (Cost $4,679,404)	$ 4,679,404

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 142.8% (Cost $345,355,977)	$ 354,053,714
	OTHER ASSETS AND LIABILITIES — (42.8)%	$ (106,129,737)
	net assets — 100.0%	$ 247,923,977

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At September 30, 2024, the value of these securities amounted to $273,193,972, or 110.2% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at September 30, 2024.
(b)	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
(c)	Non-income producing security.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at September 30, 2024.
(e)	Security is priced as a unit.
(f)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(g)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(h)	Security is perpetual in nature and has no stated maturity date.
(i)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(j)	Security is in default.
(k)	Issued as participation notes.
(l)	Issued as preference shares.
The accompanying notes are an integral part of these financial statements.
Pioneer High Income Fund, Inc. |
Semiannual Report
 |
9/30/24

Schedule of Investments  |  9/30/24
(unaudited) (continued)
(m)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at September 30, 2024.
(n)	Rate periodically changes. Rate disclosed is the 7-day yield at September 30, 2024.
^	Securities are pledged as collateral.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at September 30, 2024.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Aberystwyth-PI0049	7/1/2024	$ 218,687	$ 235,972
Alturas Re 2022-2	4/11/2023	—	2,582
Atlas Re	5/24/2024	250,000	271,775
Bantry Re 2024	2/1/2024	1,482,365	1,681,833
Berwick Re 2024-1	1/10/2024	1,000,000	1,106,873
Bonanza Re	1/6/2023	250,000	259,400
Easton Re	5/16/2024	246,724	251,250
Eccleston Re 2023	7/13/2023	—	31,574
FloodSmart Re	2/14/2022	250,000	255,750
FloodSmart Re	2/23/2023	250,000	262,850
FloodSmart Re	2/29/2024	250,000	262,775
Gleneagles Re 2022	1/18/2022	313,226	225,000
Gullane Re 2024	2/14/2024	969,259	1,040,000
Harambee Re 2018	12/19/2017	10,612	2,150
Harambee Re 2019	12/20/2018	—	—
International Bank for Reconstruction & Development	5/10/2024	242,280	261,850
Lorenz Re 2019	6/26/2019	75,931	4,094
Mangrove Risk Solutions	6/17/2024	224,653	234,900
Mangrove Risk Solutions	7/9/2024	231,765	248,825
Marlon Re	5/24/2024	250,000	252,425
Matterhorn Re	3/10/2022	250,000	253,275
Matterhorn Re	3/10/2022	250,000	254,350
Merion Re 2022-2	2/22/2022	1,000,000	948,111
Merna Re II	5/8/2024	250,000	256,295
Merna Re II	5/8/2024	250,000	260,858
Merna Re II	5/8/2024	250,000	261,704
Mystic Re	5/21/2024	249,229	258,000
The accompanying notes are an integral part of these financial statements.

Pioneer High Income Fund, Inc. |
Semiannual Report
 |
9/30/24

Restricted Securities	Acquisition date	Cost	Value
Oakmont Re 2024	5/23/2024	$ 221,839	$ 245,758
Pangaea Re 2024-1	2/27/2024	500,000	553,385
Pangaea Re 2024-3	7/26/2024	500,000	524,153
PI0048 Re 2024	6/12/2024	210,613	237,907
Portsalon Re 2022	7/15/2022	283,022	320,922
Residential Re	10/28/2021	250,000	247,000
Sector Re V	12/30/2022	—	56,306
Sector Re V	12/4/2023	500,000	659,906
Sector Re V	12/29/2023	1,000,000	1,319,811
Sussex Re 2020-1	1/23/2020	—	325
Thopas Re 2022	2/7/2022	—	—
Thopas Re 2023	2/15/2023	—	—
Thopas Re 2024	2/2/2024	1,596,147	1,974,115
Torricelli Re 2024	7/17/2024	500,000	540,705
Woburn Re 2019	1/30/2019	28,022	33,713
Total Restricted Securities			$16,098,477
% of Net assets			6.5%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	297,000	USD	332,955	Bank of America NA	11/21/24	$ (1,647)
EUR	5,000,000	USD	5,594,450	Brown Brothers Harriman & Co.	12/20/24	(10,382)
USD	1,734,779	EUR	1,585,000	HSBC Bank USA NA	10/25/24	(31,503)
USD	7,149,931	EUR	6,552,500	State Street Bank & Trust Co.	10/25/24	(152,003)
USD	809,909	GBP	605,000	State Street Bank & Trust Co.	12/20/24	1,205
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$ (194,330)
The accompanying notes are an integral part of these financial statements.
Pioneer High Income Fund, Inc. |
Semiannual Report
 |
9/30/24

Schedule of Investments  |  9/30/24
(unaudited) (continued)
SWAP CONTRACTS
OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION
Notional Amount ($)	Counterparty	Reference Obligation /Index	Pay/ Receive	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation (Depreciation)	Market Value
988,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	6/20/27	$(49,936)	$137,103	$ 87,167
329,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	6/20/27	(18,949)	47,975	29,026
433,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	6/20/27	(24,952)	63,154	38,202
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION						$ (93,837)	$ 248,232	$ 154,395
TOTAL SWAP CONTRACTS						$ (93,837)	$ 248,232	$154,395
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
EUR	— Euro
GBP	— Great British Pound
IDR	— Indonesian Rupiah
USD	— United States Dollar
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the six months ended September 30, 2024, aggregated $95,264,185 and $75,240,529, respectively.
At September 30, 2024, the net unrealized appreciation on investments based on cost for federal tax purposes of $346,285,920 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$17,577,962
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(9,850,103)
Net unrealized appreciation	$ 7,727,859
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
The accompanying notes are an integral part of these financial statements.

Pioneer High Income Fund, Inc. |
Semiannual Report
 |
9/30/24

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$ —	$ 5,082,942	$ —	$ 5,082,942
Common Stocks
Communications Equipment	—	—	6,575	6,575
Diversified Telecommunication Services	—	—	7	7
Oil, Gas & Consumable Fuels	137	1,405	—	1,542
Passenger Airlines	—	1,283,122	—	1,283,122
All Other Common Stocks	77,914	—	—	77,914
Asset Backed Securities	—	1,494,135	—	1,494,135
Collateralized Mortgage Obligations	—	5,689,104	—	5,689,104
Commercial Mortgage-Backed Securities	—	6,159,084	—	6,159,084
Convertible Corporate Bonds	—	6,593,975	—	6,593,975
Corporate Bonds	—	305,638,645	—*	305,638,645
Convertible Preferred Stock	964,214	—	—	964,214
Preferred Stock	—	22,585	—	22,585
Right/Warrant	7,978	—	—	7,978
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Massachusetts	—	—	320,922	320,922
Multiperil – U.S.	—	—	234,900	234,900
Windstorm – North Carolina	—	—	248,825	248,825
Windstorm – U.S.	—	—	473,879	473,879
Windstorm – U.S. Regional	—	—	245,758	245,758
Reinsurance Sidecars
Multiperil – U.S.	—	—	2,150	2,150
Multiperil – Worldwide	—	—	10,702,486	10,702,486
All Other Insurance-Linked Securities	—	3,869,557	—	3,869,557
Foreign Government Bond	—	254,011	—	254,011
Open-End Fund	4,679,404	—	—	4,679,404
Total Investments in Securities	$ 5,729,647	$ 336,088,565	$ 12,235,502	$ 354,053,714
The accompanying notes are an integral part of these financial statements.
Pioneer High Income Fund, Inc. |
Semiannual Report
 |
9/30/24

Schedule of Investments  |  9/30/24
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Credit Agreement (a)	$ —	$(108,500,000)	$ —	$(108,500,000)
Net unrealized depreciation on forward foreign currency exchange contracts	—	(194,330)	—	(194,330)
OTC swap contracts, at value	—	154,395	—	154,395
Total Other Financial Instruments	$ —	$ (108,539,935)	$ —	$ (108,539,935)
(a)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.
*	Securities valued at $0.
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Common Stocks	Corporate Bonds	Insurance- Linked Securities	Total
Balance as of 3/31/24	$ 9,205	$ —	$ 10,040,668	$ 10,049,873
Realized gain (loss) (1)	—	—	2	2
Changed in unrealized appreciation (depreciation) (2)	(2,630)	—**	723,674	721,044
Accrued discounts/premiums	—	—	(291,453)	(291,453)
Purchases	—	—	2,107,712	2,107,712
Sales	—	—	(351,683)	(351,683)
Transfers in to Level 3*	8	—	—	8
Transfers out of Level 3*	—	—	—	—
Balance as of 9/30/24	$ 6,583	$—**	$12,228,920	$12,235,503
(1)	Realized gain (loss) on these securities is included in the realized gain (loss) from investments on the Statement of Operations.
(2)	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) from investments on the Statement of Operations.
*	Transfers are calculated on the beginning of period values. During the six months ended September 30, 2024, a security valued at $8 was transferred from Level 2 to Level 3, due to valuing the security using unobservable inputs. There were no other transfers between Levels 1, 2 and 3.
**	Securities valued at $0.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at September 30, 2024:	$899,784
The accompanying notes are an integral part of these financial statements.

Pioneer High Income Fund, Inc. |
Semiannual Report
 |
9/30/24

Statement of Assets and Liabilities  |  9/30/24
(unaudited)

ASSETS:
Investments in unaffiliated issuers, at value (cost $345,355,977)	$ 354,053,714
Cash	724,201
Foreign currencies, at value (cost $88,823)	88,557
Swap contracts, at value (net premiums received $93,837)	154,395
Unrealized appreciation on forward foreign currency exchange contracts	1,205
Receivables —
Investment securities sold	2,754,738
Dividends	33,545
Interest	6,086,194
Other assets	3,428
Total assets	$ 363,899,977
LIABILITIES:
Payables —
Credit agreement	$ 108,500,000
Investment securities purchased	6,522,362
Directors’ fees	462
Interest expense	575,200
Unrealized depreciation on forward foreign currency exchange contracts	195,535
Management fees	29,279
Administrative expenses	927
Accrued expenses	152,235
Total liabilities	$ 115,976,000
NET ASSETS:
Paid-in capital	$ 372,917,739
Distributable earnings (loss)	(124,993,762)
Net assets	$ 247,923,977
NET ASSET VALUE PER SHARE:
No par value
Based on $247,923,977/29,341,635 common shares	$ 8.45
The accompanying notes are an integral part of these financial statements.
Pioneer High Income Fund, Inc. |
Semiannual Report
 |
9/30/24

Statement of Operations
(unaudited)

FOR THE SIX MONTHS ENDED 9/30/24
INVESTMENT INCOME:
Interest from unaffiliated issuers	$13,603,242
Dividends from unaffiliated issuers	590,542
Total Investment Income		$14,193,784
EXPENSES:
Management fees	$ 1,051,228
Administrative expenses	35,712
Transfer agent fees	9,556
Stockholder communications expense	24,800
Custodian fees	3,428
Professional fees	79,690
Printing expense	2,499
Officers’ and Directors’ fees	7,778
Insurance expense	3,500
Interest expense	3,489,925
Miscellaneous	47,302
Total expenses		$ 4,755,418
Net investment income		$ 9,438,366
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$ (29,576)
Forward foreign currency exchange contracts	127,294
Swap contracts	61,997
Other assets and liabilities denominated in foreign currencies	29,236	$ 188,951
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$ 8,354,452
Forward foreign currency exchange contracts	(240,389)
Swap contracts	3,298
Other assets and liabilities denominated in foreign currencies	11,868	$ 8,129,229
Net realized and unrealized gain (loss) on investments		$ 8,318,180
Net increase in net assets resulting from operations		$17,756,546
The accompanying notes are an integral part of these financial statements.

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Statements of Changes in Net Assets
	Six Months Ended 9/30/24 (unaudited)	Year Ended 3/31/24
FROM OPERATIONS:
Net investment income (loss)	$ 9,438,366	$ 20,546,657
Net realized gain (loss) on investments	188,951	(10,403,507)
Change in net unrealized appreciation (depreciation) on investments	8,129,229	26,244,564
Net increase in net assets resulting from operations	$ 17,756,546	$ 36,387,714
DISTRIBUTIONS TO COMMON STOCKHOLDERS:
($0.33 and $0.66 per share, respectively)	$ (9,682,740)	$ (19,438,833)
Total distributions to common stockholders	$ (9,682,740)	$ (19,438,833)
Net increase in net assets	$ 8,073,806	$ 16,948,881
NET ASSETS:
Beginning of period	$239,850,171	$222,901,290
End of period	$247,923,977	$ 239,850,171
	Six Months Ended 9/30/24 Shares (unaudited)	Six Months Ended 9/30/24 Amount (unaudited)	Year Ended 3/31/24 Shares	Year Ended 3/31/24 Amount
Fund Share Transaction
Shares sold	—	$—	—	$—
Reinvestment of distributions	—	—	—	—
Net increase	—	$—	—	$—
The accompanying notes are an integral part of these financial statements.
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Statement of Cash Flows (unaudited)
FOR THE SIX MONTHS ENDED 9/30/24
Cash Flows From Operating Activities
Net increase in net assets resulting from operations	$ 17,756,546
Adjustments to reconcile net decrease in net assets resulting from operations to net cash, restricted cash and foreign currencies from operating activities:
Purchases of investment securities	$(92,386,073)
Proceeds from disposition and maturity of investment securities	73,520,772
Net sales of short term investments	18,757,462
Net accretion and amortization of discount/premium on investment securities	(896,893)
Net realized loss on investments in unaffiliated issuers	29,576
Change in unrealized appreciation on investments in unaffiliated issuers	(8,354,452)
Change in unrealized depreciation on forward foreign currency exchange contracts	240,389
Changes in unrealized on swaps	(3,298)
Increase in dividends receivable	(33,545)
Decrease in interest receivable	102,878
Increase in other assets	(3,316)
Decrease in management fees payable	(4,941)
Decrease in directors’ fees payable	(121)
Decrease in administrative expenses payable	(271)
Proceeds from swap contracts	(17,275)
Decrease in accrued expenses payable	(38,863)
Net cash, restricted cash and foreign currencies from operating activities	$ 8,668,575
Cash Flows Used In Financing Activities:
Decrease in interest expense payable	(15,016)
Distributions to stockholders	(9,682,740)
Net cash flows used in financing activities	$ (9,697,756)
$ (1,029,181)
Cash, Restricted Cash and Foreign Currencies:
Beginning of period*	$ 1,841,939
End of period*	$ 812,758
Cash Flow Information:
Cash paid for interest	$ 3,504,941
*	The following table provides a reconciliation of cash, restricted cash and foreign currencies reported within the Statement of Assets and Liabilities that sum to the total of the same such amounts shown in the Statement of Cash Flows:
	Six Months Ended 9/30/24	Year Ended 3/31/24
Cash	$724,201	$1,249,842
Foreign currenices, at value	88,557	592,097
Total cash, restricted cash and foreign currencies shown in the Statement of Cash Flows	$812,758	$1,841,939
The accompanying notes are an integral part of these financial statements

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9/30/24

Financial Highlights

	Six Months Ended 9/30/24 (unaudited)	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/22	Year Ended 3/31/21	Year Ended 3/31/20
Per Share Operating Performance
Net asset value, beginning of period	$ 8.17	$ 7.60	$ 8.93	$ 9.57	$ 7.25	$ 9.91
Increase (decrease) from investment operations:
Net investment income (loss)(a)	$ 0.32	$ 0.70	$ 0.69	$ 0.80	$ 0.80	$ 0.81
Net realized and unrealized gain (loss) on investments	0.29	0.53	(1.29)	(0.61)	2.36	(2.66)
Net increase (decrease) from investment operations	$ 0.61	$ 1.23	$ (0.60)	$ 0.19	$ 3.16	$ (1.85)
Distributions to stockholders:
Net investment income and previously undistributed net investment income	$ (0.33)*	$ (0.66)	$ (0.73)*	$ (0.83)*	$ (0.84)*	$ (0.81)
Total distributions	$ (0.33)	$ (0.66)	$ (0.73)	$ (0.83)	$ (0.84)	$ (0.81)
Net increase (decrease) in net asset value	$ 0.28	$ 0.57	$ (1.33)	$ (0.64)	$ 2.32	$ (2.66)
Net asset value, end of period	$ 8.45	$ 8.17	$ 7.60	$ 8.93	$ 9.57	$ 7.25
Market value, end of period	$ 8.00	$ 7.66	$ 6.63	$ 8.12	$ 9.37	$ 6.42
Total return at net asset value(b)	7.97%(c)	18.07%	(5.65)%	1.91%	46.08%	(19.93)%
Total return at market value(b)	9.02%(c)	26.90%	(9.49)%	(5.35)%	61.52%	(21.49)%
Ratios to average net assets of stockholders:
Total expenses plus interest expense(d)	3.94%(e)	4.14%	2.88%	1.61%	1.60%	2.35%
Net investment income available to stockholders	7.81%(e)	9.02%	8.86%	8.45%	9.10%	8.17%
Portfolio turnover rate	23%(c)	29%	24%	38%	50%	36%
Net assets, end of period (in thousands)	$247,924	$239,850	$222,901	$261,910	$279,865	$211,861
Total amount of debt outstanding (in thousands)	$108,500	$108,500	$106,500	$116,500	$123,000	$ 99,000
Asset coverage per $1,000 of indebtedness	$ 3,285	$ 3,211	$ 3,093	$ 3,248	$ 3,275	$ 3,140
*	The amount of distributions made to stockholders during the period was in excess of the net investment income earned by the Fund during the period. The Fund has accumulated undistributed net investment income which is part of the Fund’s NAV. A portion of this accumulated net investment income was distributed to stockholders during the period. A decrease in distributions may have a negative effect on the market value of the Fund’s shares.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Total investment return is calculated assuming a purchase of common shares at the current net asset value or market value on the ﬁrst day and a sale at the current net asset value or market value on the last day of the periods reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reﬂect brokerage commissions. Past performance is not a guarantee of future results.
(c)	Not annualized.
The accompanying notes are an integral part of these financial statements.
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Financial Highlights

(continued)
(d)	Includes interest expense of 2.89%, 3.03%, 1.75%, 0.45%, 0.53% and 1.37%, respectively.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.

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Notes to Financial Statements  |  9/30/24
(unaudited)
1. Organization and Signiﬁcant Accounting Policies
Pioneer High Income Fund, Inc. (the “Fund”) is organized as a Maryland corporation. Prior to April 21, 2021, the Fund was organized as a Delaware statutory trust. On April 21, 2021, the Fund redomiciled to a Maryland corporation through a statutory merger of the predecessor Delaware statutory trust with and into a newly-established Maryland corporation formed for the purpose of effecting the redomiciling. The Fund was originally organized on January 30, 2002. Prior to commencing operations on April 26, 2002, the Fund had no operations other than matters relating to its organization and registration as a closed-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The investment objective of the Fund is to provide a high level of current income and the Fund may, as a secondary objective, also seek capital appreciation to the extent that it is consistent with its investment objective.
Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., serves as the Fund’s investment adviser (the “Adviser”).
The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”), unless the Fund uses derivatives in only a limited manner (a "limited derivatives user"). The Fund is currently a limited derivatives user for purposes of Rule 18f-4.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
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The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Fixed income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation, an independent third party pricing service. If price information is not available from Loan Pricing Corporation, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited.
Event-linked bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance-linked securities (including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid

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and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Options contracts are generally valued at the mean between the last bid and ask prices on the principal exchange where they are traded. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument.
Forward foreign currency exchange contracts are valued daily using the foreign exchange rate or, for longer term forward contract positions, the spot currency rate and the forward points on a daily basis, in each case provided by a third party pricing service. Contracts whose forward settlement date falls between two quoted days are valued by interpolation.
Swap contracts, including interest rate swaps, caps and floors (other than centrally cleared swap contracts), are valued at the dealer quotations obtained from reputable International Swap Dealers Association members. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value.
Securities or loan interests for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The
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Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Discounts and premiums on purchase prices of debt securities are accreted or amortized, respectively, daily, into interest income on an effective yield to maturity basis with a corresponding increase or decrease in the cost basis of the security. Premiums and discounts related to certain mortgage backed securities are amortized or accreted in proportion to the monthly paydowns.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on purchase prices of debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income.

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Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its stockholders. Therefore, no provision for federal income taxes is required. As of September 30, 2024, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to stockholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
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The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended March 31, 2024 was as follows:
2024
Distributions paid from:
Ordinary income	$19,438,833
Total	$19,438,833
The following shows the components of distributable earnings (losses) on a federal income tax basis at March 31, 2024:
2024
Distributable earnings/(losses):
Undistributed ordinary income	$ 1,158,009
Capital loss carryforward	(133,541,861)
Net unrealized depreciation	(683,716)
Total	$(133,067,568)
The difference between book basis and tax basis unrealized depreciation is primarily attributable to the mark to market on forward foreign currency exchange contracts and credit default swaps, the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the book/tax differences in the accrual of income on securities in default, the Fund’s preferred securities, adjustments relating to insurance-linked securities, the premium amortization on callable bonds, and adjustments related to perpetual bonds.
E.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.

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Semiannual Report
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Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income
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securities. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens”, the value of the security will generally go down.
If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have

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been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
The Fund invests in below-investment-grade (high-yield) debt securities and preferred stocks. Some of these high-yield securities may be convertible into equity securities of the issuer. Debt securities rated below-investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
Certain securities in which the Fund invests, including floating rate loans, once sold, may not settle for an extended period (for example, several weeks or even longer). The Fund will not receive its sale proceeds until that time, which may constrain the Fund’s ability to meet its obligations. The Fund may invest in securities of issuers that are in default or that are in bankruptcy. The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans, and many loans are subject to restrictions on resale. Any secondary market may be subject to irregular trading activity and extended settlement periods. There is less readily available, reliable information about most floating rate loans than is the case for many other types of securities. Normally, the Adviser will seek to avoid receiving material, nonpublic information about the issuer of a loan either held by, or considered for investment by, the Fund, and this decision could adversely affect the Fund’s investment performance. Loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections afforded by federal securities laws.
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The Fund may invest up to 50% of its total assets in illiquid securities. Illiquid securities are securities that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the securities.
The Fund may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Fund’s Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund stockholders to effect share purchases or sales or receive distributions, loss of or unauthorized access to private stockholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
F.	Restricted Securities
Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those

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securities traded between qualiﬁed institutional investors under the provisions of Rule 144A of the Securities Act of 1933.
Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difﬁcult to achieve. Restricted investments held by the Fund at September 30, 2024 are listed in the Schedule of Investments.
G.	Insurance-Linked Securities (“ILS”)
The Fund invests in ILS. The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as deﬁned within the terms of an insurance-linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a speciﬁc size or magnitude that occur in a designated geographic region during a speciﬁed time period, and/or that involve losses or other metrics that exceed a speciﬁc amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry signiﬁcant risk. The Fund is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude speciﬁed by the instrument. In addition to the speciﬁed trigger events, ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Fund’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to speciﬁc risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
Where the ILS are based on the performance of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Fund’s structured reinsurance investments, and therefore the Fund’s assets are placed at greater risk of loss than if the Adviser had
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more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Fund. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset, the Fund may be forced to sell at a loss.
H.	Forward Foreign Currency Exchange Contracts
The Fund may enter into forward foreign currency exchange contracts (“contracts”) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked-to-market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation is recorded in the Fund’s financial statements. The Fund records realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 6).
During the six months ended September 30, 2024, the Fund had entered into various forward foreign currency exchange contracts that obligated the Fund to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency exchange contract, the Fund may close out such contract by entering into an offsetting contract.
The average market value of forward foreign currency exchange contracts open during the six months ended September 30, 2024 was $5,842,625 and $9,182,025 for buys and sells, respectively. Open forward foreign currency exchange contracts outstanding at September 30, 2024 are listed in the Schedule of Investments.
I.	Credit Default Swap Contracts
A credit default swap is a contract between a buyer of protection and a seller of protection against a pre-defined credit event or an underlying reference obligation, which may be a single security or a basket or index of securities. The Fund may buy or sell credit default swap contracts to seek to increase the Fund’s income, or to attempt to hedge the risk of default on portfolio securities. A credit default swap index is used to hedge risk or take a position on a basket of credit entities or indices.
As a seller of protection, the Fund would be required to pay the notional (or other agreed-upon) value of the referenced debt obligation to the counterparty in the event of a default by a U.S. or foreign corporate

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issuer of a debt obligation, which would likely result in a loss to the Fund. In return, the Fund would receive from the counterparty a periodic stream of payments during the term of the contract, provided that no event of default occurred. The maximum exposure of loss to the seller would be the notional value of the credit default swaps outstanding. If no default occurs, the Fund would keep the stream of payments and would have no payment obligation. The Fund may also buy credit default swap contracts in order to hedge against the risk of default of debt securities, in which case the Fund would function as the counterparty referenced above.
As a buyer of protection, the Fund makes an upfront or periodic payment to the protection seller in exchange for the right to receive a contingent payment. An upfront payment made by the Fund, as the protection buyer, is recorded within the “Swap contracts, at value” line item on the Statement of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses on the Statement of Operations.
Credit default swap contracts are marked-to-market daily using valuations supplied by independent sources, and the change in value, if any, is recorded within the “Swap contracts, at value” line item on the Statement of Assets and Liabilities. Payments received or made as a result of a credit event or upon termination of the contract are recognized, net of the appropriate amount of the upfront payment, as realized gains or losses on the Statement of Operations.
Credit default swap contracts involving the sale of protection may involve greater risks than if the Fund had invested in the referenced debt instrument directly. Credit default swap contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a protection buyer and no credit event occurs, it will lose its investment. If the Fund is a protection seller and a credit event occurs, the value of the referenced debt instrument received by the Fund, together with the periodic payments received, may be less than the amount the Fund pays to the protection buyer, resulting in a loss to the Fund. In addition, obligations under sell protection credit default swaps may be partially offset by net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same reference obligation with the same counterparty.
Certain swap contracts that are cleared through a central clearinghouse are referred to as centrally cleared swaps. All payments made or received by the Fund are pursuant to a centrally cleared swap contract with the central clearing party rather than the original counterparty. Upon
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entering into a centrally cleared swap contract, the Fund is required to make an initial margin deposit, either in cash or in securities. The daily change in value on open centrally cleared contracts is recorded as “Variation margin for centrally cleared swap contracts” on the Statement of Assets and Liabilities. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for swaps” or “Due to broker for swaps” on the Statement of Assets and Liabilities. The amount of cash deposited with a broker as collateral is recorded as "Swaps collateral" on the Statement of Assets and Liabilities.
The average notional values of credit default swap contracts buy protection and credit default swap contracts sell protection open during the six months ended September 30, 2024 were $0 and $1,750,000, respectively. Open credit default swap contracts at September 30, 2024 are listed in the Schedule of Investments.
J.	Automatic Dividend Reinvestment Plan
All stockholders whose shares are registered in their own names automatically participate in the Automatic Dividend Reinvestment Plan (the “Plan”), under which participants receive all dividends and capital gain distributions (collectively, dividends) in full and fractional shares of the Fund in lieu of cash. Stockholders may elect not to participate in the Plan. Stockholders not participating in the Plan receive all dividends and capital gain distributions in cash. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notifying Equiniti Trust Company, LLC, formerly known as American Stock Transfer & Trust Company, the agent for stockholders in administering the Plan (the “Plan Agent”), in writing prior to any dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.
If a stockholder’s shares are held in the name of a brokerage ﬁrm, bank or other nominee, the stockholder can ask the ﬁrm or nominee to participate in the Plan on the stockholder’s behalf. If the ﬁrm or nominee does not offer the Plan, dividends will be paid in cash to the stockholder of record. A ﬁrm or nominee may reinvest a stockholder’s cash dividends in shares of the Fund on terms that differ from the terms of the Plan.
Whenever the Fund declares a dividend on shares payable in cash, participants in the Plan will receive the equivalent in shares acquired by the Plan Agent either (i) through receipt of additional unissued but

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authorized shares from the Fund or (ii) by purchase of outstanding shares on the New York Stock Exchange or elsewhere. If, on the payment date for any dividend, the net asset value per share is equal to or less than the market price per share plus estimated brokerage trading fees (market premium), the Plan Agent will invest the dividend amount in newly issued shares. The number of newly issued shares to be credited to each account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance does not exceed 5%. If, on the payment date for any dividend, the net asset value per share is greater than the market value (market discount), the Plan Agent will invest the dividend amount in shares acquired in open-market purchases. There are no brokerage charges with respect to newly issued shares. However, each participant will pay a pro rata share of brokerage trading fees incurred with respect to the Plan Agent’s open-market purchases. Participating in the Plan does not relieve stockholders from any federal, state or local taxes which may be due on dividends paid in any taxable year. Stockholders holding Plan shares in a brokerage account may be able to transfer the shares to another broker and continue to participate in the Plan.
K.	Statement of Cash Flows
Information on financial transactions which have been settled through the receipt or disbursement of cash or restricted cash is presented in the Statement of Cash Flows. Cash as presented in the Fund’s Statement of Assets and Liabilities includes cash on hand at the Fund’s custodian bank and does not include any short-term investments. For the six months ended September 30, 2024, the Fund had no restricted cash presented on the Statement of Assets and Liabilities.
2. Management Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Management Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.60% of the Fund’s average daily managed assets. “Managed assets” means (a) the total assets of the Fund, including any form of investment leverage, minus (b) all accrued liabilities incurred in the normal course of operations, which shall not include any liabilities or obligations attributable to investment leverage obtained through (i) indebtedness of any type (including, without limitation, borrowing through a credit facility or the issuance of debt securities), (ii) the issuance of preferred stock or other similar preference securities, and/or (iii) any other means. For the six months ended
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September 30, 2024, the management fee was 0.60% (annualized) of the Fund’s average daily managed assets, which was equivalent to 0.87% (annualized) of the Fund’s average daily net assets.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $29,279 in management fees payable to the Adviser at September 30, 2024.
3. Compensation of Officers and Directors
The Fund pays an annual fee to its Directors. The Adviser reimburses the Fund for fees paid to the Interested Directors. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. Amundi US pays the remaining portion of the chief compliance officer’s compensation. For the six months ended September 30, 2024, the Fund paid $7,778 in Officers’ and Directors’ compensation, which is reflected on the Statement of Operations as Officers’ and Directors’ fees. At September 30, 2024, on its Statement of Assets and Liabilities, the Fund had a payable for Directors’ fees of $462 and a payable for administrative expenses of $927, which includes the payable for Officers’ compensation.
4. Transfer Agent
Equiniti Trust Company, LLC ("EQ"), formerly known as American Stock Transfer & Trust Company, serves as the transfer agent with respect to the Fund’s common shares. The Fund pays EQ an annual fee as is agreed to from time to time by the Fund and EQ for providing such services.
In addition, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to stockholder communications activities such as proxy and statement mailings, and outgoing phone calls.
5. Master Netting Agreements
The Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all of its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs the trading of certain Over the Counter (“OTC”) derivatives and typically contains, among other things, close-out and set- off provisions which apply upon the occurrence of an event of default and/or a termination event as deﬁned under the relevant ISDA Master

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Agreement. The ISDA Master Agreement may also give a party the right to terminate all transactions traded under such agreement if, among other things, there is deterioration in the credit quality of the other party.
Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close-out all transactions under such agreement and to net amounts owed under each transaction to determine one net amount payable by one party to the other. The right to close out and net payments across all transactions under the ISDA Master Agreement could result in a reduction of the Fund’s credit risk to its counterparty equal to any amounts payable by the Fund under the applicable transactions, if any. However, the Fund’s right to set-off may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which each speciﬁc ISDA Master Agreement of each counterparty is subject.
The collateral requirements for derivatives transactions under an ISDA Master Agreement are governed by a credit support annex to the ISDA Master Agreement. Collateral requirements are generally determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to threshold (a “minimum transfer amount”) before a transfer is required, which may vary by counterparty. Collateral pledged for the beneﬁt of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re- pledged, assigned or otherwise used while pledged. Cash that has been segregated to cover the Fund’s collateral obligations, if any, will be reported separately on the Statement of Assets and Liabilities as “Swaps collateral”. Securities pledged by the Fund as collateral, if any, are identiﬁed as such in the Schedule of Investments.
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Financial instruments subject to an enforceable master netting agreement, such as an ISDA Master Agreement, have been offset on the Statement of Assets and Liabilities. The following charts show gross assets and liabilities of the Fund as of September 30, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Bank of America NA	$ —	$ —	$ —	$ —	$ —
Brown Brothers Harriman & Co.	—	—	—	—	—
HSBC Bank USA NA	—	—	—	—	—
JPMorgan Chase Bank NA	154,395	—	—	—	154,395
State Street Bank & Trust Co.	1,205	(1,205)	—	—	—
Total	$155,600	$(1,205)	$—	$—	$154,395
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-Cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Bank of America NA	$ 1,647	$ —	$ —	$ —	$ 1,647
Brown Brothers Harriman & Co.	10,382	—	—	—	10,382
HSBC Bank USA NA	31,503	—	—	—	31,503
JPMorgan Chase Bank NA	—	—	—	—	—
State Street Bank & Trust Co.	152,003	(1,205)	—	—	150,798
Total	$195,535	$(1,205)	$—	$—	$194,330
(a) The amount presented here may be less than the total amount of collateral received/pledged, as the net amount of derivative assets and liabilities cannot be less than $0.
(b) Represents the net amount due from the counterparty in the event of default.
(c) Represents the net amount payable to the counterparty in the event of default.
6. Additional Disclosures about Derivative Instruments and Hedging Activities
The Fund’s use of derivatives may enhance or mitigate the Fund’s exposure to the following risks:

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Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at September 30, 2024, was as follows:
Statement of Assets and Liabilities	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Assets
Unrealized appreciation on forward foreign currency exchange contracts	$ —	$ —	$ 1,205	$ —	$ —
OTC swap contracts, at value	—	154,395	—	—	—
Total Value	$—	$154,395	$ 1,205	$—	$—
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	$ —	$ —	$195,535	$ —	$ —
Total Value	$—	$ —	$195,535	$—	$—
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The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at September 30, 2024 was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Forward foreign currency exchange contracts	$ —	$ —	$ 127,294	$ —	$ —
Swap contracts	—	61,997	—	—	—
Total Value	$—	$61,997	$ 127,294	$—	$—
Change in Net Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	$ —	$ —	$ (240,389)	$ —	$ —
Swap contracts	—	3,298	—	—	—
Total Value	$—	$ 3,298	$(240,389)	$—	$—
7. Unfunded Loan Commitments
The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. A fee is earned by the Fund on the unfunded loan commitment and is recorded as interest income on the Statement of Operations. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 1A and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities.
As of September 30, 2024, the Fund had no unfunded loan commitments outstanding.
8. Fund Shares
There are 1,000,000,000 shares of common stock of the Fund (“common shares”), $0.001 par value per share authorized.
Transactions in common shares for the six months ended September 30, 2024 and the year ended March 31, 2024, were as follows:
	9/30/24	3/31/24
Shares outstanding at beginning of period	29,341,635	29,341,635
Shares outstanding at end of period	29,341,635	29,341,635

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9. Credit Agreement
The Fund has entered into a Revolving Credit Facility (the “Credit Agreement”) agreement with The Bank Of New York Mellon. Loan under the Credit Agreement are offered at a daily rate equal to the U.S. one month SOFR rate plus 1.10%. There is no ﬁxed borrowing limit.
At September 30, 2024, the Fund had a borrowing outstanding under the Credit Agreement totaling $108,500,000. The interest rate charged at September 30, 2024 was 6.33%. During the six months ended September 30, 2024, the average daily balance was $107,833,333 at an average interest rate of 6.33%. Interest expense of $3,489,925 in connection with the Credit Agreement is included in the Statement of Operations.
The Fund is required to fully collateralize its outstanding loan balance as determined by The Bank Of New York Mellon. Pledged assets are denoted on the Schedule of Investments.
The Fund is required to maintain 300% asset coverage with respect to amounts outstanding under the Credit Agreement. Asset coverage is calculated by subtracting the Fund’s total liabilities not including any bank loans and senior securities, from the Fund’s total assets and dividing such amount by the principal amount of the borrowing outstanding.
10. Shelf Offering
The Fund has an effective "shelf" registration statement, which became effective with the SEC on November 19, 2021. The shelf registration statement enables the Fund to issue up to $55,000,000 in proceeds through one or more public offerings. Shares may be offered at prices and terms to be set forth in one or more supplements to the Fund’s prospectus included in the shelf registration statement. On January 18, 2022, the Fund filed a prospectus supplement relating to an at-the-market offering of the Fund’s shares of common stock. Any proceeds raised through such offering will be used for investment purposes. For the year ended March 31, 2023, March 31, 2024 and for the period ended September 30, 2024, no shares of common stock were issued in the shelf offering.
11. Definitive Agreement
The Fund’s Adviser is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic stockholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is
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subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate. Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital. The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction. If approved by the Board, the proposal to reorganize the Fund will be submitted to the stockholders of the Fund for their approval. There is no assurance that the Board or the stockholders of the Fund will approve the proposal to reorganize the Fund.
12. Subsequent Events
A monthly dividend was declared on October 3, 2024 from undistributed and accumulated net investment income of $0.055 per share payable October 31, 2024, to stockholders of record on October 18, 2024.

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Additional Information
(unaudited)
  |  9/30/24
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase, from time to time, its shares in the open market.
The percentages of the Fund’s ordinary income distributions that are exempt from nonresident alien (NRA) tax withholding resulting from qualified interest income was 100.00%.
Results of Annual Meeting of Stockholders
The Annual Meeting of Stockholders of Pioneer High Income Fund, Inc. was held on October 3, 2024.  Following is a description of the proposal considered at the Meeting and the number of shares of Common Stock voted:
Proposal -  To consider and vote upon the election of three Class I Directors of the Fund by the holders of shares of Common Stock. Each elected Director will serve until the third annual meeting following his election and until his successor is duly elected and qualifies:
Nominee	Votes For	Votes Against	Votes Abstained
Craig C. MacKay	21,536,056	660,515	377,331
Thomas J. Perna	21,327,501	876,948	369,455
Fred J. Ricciardi	21,240,503	939,069	394,328
Each of Mr. MacKay, Mr. Perna and Mr. Ricciardi received a majority of all of the votes entitled to be cast with respect to his election by the stockholders of the Fund, and was elected as a Director of the Fund.
In addition to Mr. MacKay, Mr. Perna and Mr. Ricciardi, the other Directors of the Fund at the time of the Annual Meeting, John E. Baumgardner, Jr., Diane Durnin, Benjamin M. Friedman, Lisa M. Jones, Lorraine H. Monchak and Marco Pirondini, continue to serve as Directors of the Fund.
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase, from time to time, its shares in the open market.
Anti-takeover provisions.
The Fund’s Charter and Bylaws include provisions that are designed to limit the ability of other entities or persons to acquire control of the Fund for short-term objectives, including by converting the Fund to open-end status or changing the composition of the Board, that may be detrimental to the Fund’s ability to achieve its primary investment objective of seeking to provide its common stockholders with a high level of current income. These provisions include staggered terms of service for the Directors, advance notice requirements for stockholder
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proposals, and super-majority voting requirements for certain transactions with affiliates, open-ending the Fund or a merger, liquidation, asset sale or similar transaction. The Fund’s Bylaws also contain a provision providing that the Board of Directors has adopted a resolution to opt in the Fund to the provisions of the Maryland Control Share Acquisition Act (“MCSAA”). Such provisions may limit the ability of stockholders to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund. There can be no assurance, however, that such provisions will be sufficient to deter activist investors that seek to cause the Fund to take actions that may not be aligned with the interests of long-term stockholders. Furthermore, the law is uncertain on the use of control share provisions. Certain courts have found that control share provisions are unenforceable under the 1940 Act. It is possible that a court could decide that the Fund’s decision to opt in to the MCSAA is not enforceable under the 1940 Act.
Exclusive forum provisions.
The Fund’s Bylaws designate the Circuit Court for Baltimore City, Maryland as the sole and exclusive forum for certain types of actions and proceedings that may be initiated by the Fund’s stockholders and provide that claims relating to causes of action under the United States federal securities laws may only be brought in the United States District Court for the District of Maryland, Northern Division, which could limit stockholders’ ability to obtain a favorable judicial forum for disputes with the Fund or its directors, officers or the Fund’s agents, if any, and could discourage lawsuits against the Fund and its directors, officers and agents, if any.
The Fund’s Bylaws provide that, unless the Fund consents in writing to the selection of an alternative forum, the Circuit Court for Baltimore City, Maryland, or, if that court does not have jurisdiction, the United States District Court for the District of Maryland, Northern Division, will be the sole and exclusive forum for (a) any Internal Corporate Claim, as such term is defined in the MGCL, (b) any derivative action or proceeding brought on the Fund’s behalf (other than actions arising under federal securities laws), (c) any action asserting a claim of breach of any duty owed by any of the Fund’s directors, officers or other agents to the Fund or to the Fund’s stockholders, (d) any action asserting a claim against the Fund or any of the Fund’s directors, officers or other agents arising pursuant to any provision of the MGCL or the Fund’s Charter or Bylaws or (e) any other action asserting a claim against the Fund or any of the Fund’s directors, officers or other agents that is governed by the internal affairs doctrine. Furthermore, the Fund’s Bylaws provide that, unless the Fund consents in writing to the selection of an alternative forum, the United States District Court for the District of Maryland, Northern Division shall, to the fullest

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extent permitted by law, be the sole and exclusive forum for the resolution of any claim arising under the United States federal securities laws.
These exclusive forum provisions may limit the ability of the Fund’s stockholders to bring a claim in a judicial forum that such stockholders find favorable for disputes with the Fund or the Fund’s directors, officers, or agents, if any, which may discourage such lawsuits against the Fund and the Fund’s directors, officers, and agents, if any. Alternatively, if a court were to find the choice of forum provisions contained in the Fund’s Bylaws to be inapplicable or unenforceable in an action, the Fund may incur additional costs associated with resolving such action in other jurisdictions, which could materially adversely affect the Fund’s business, financial condition, and operating results.
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Approval of Renewal of Investment Management Agreement
Amundi Asset Management US, Inc. (“Amundi US”) serves as the investment adviser to Pioneer High Income Fund, Inc. (the “Fund”) pursuant to an investment management agreement between Amundi US and the Fund.  In order for Amundi US to remain the investment adviser of the Fund, the Directors of the Fund, including a majority of the Fund’s Independent Directors, must determine annually whether to renew the investment management agreement for the Fund.
The contract review process began in January 2024 as the Directors of the Fund agreed on, among other things, an overall approach and timeline for the process.  Contract review materials were provided to the Directors in March 2024, July 2024 and September 2024.  In addition, the Directors reviewed and discussed the Fund’s performance at regularly scheduled meetings throughout the year, and took into account other information related to the Fund provided to the Directors at regularly scheduled meetings, in connection with the review of the Fund’s investment management agreement.
In March 2024, the Directors, among other things, discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Directors in their deliberations regarding the renewal of the investment management agreement, and reviewed and discussed the qualifications of the investment management teams for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund.  In July 2024, the Directors, among other things, reviewed the Fund’s management fees and total expense ratios, the financial statements of Amundi US and its parent companies, profitability analyses provided by Amundi US, and analyses from Amundi US as to possible economies of scale.  The Directors also reviewed the profitability of the institutional business of Amundi US as compared to that of Amundi US’s fund management business, and considered the differences between the fees and expenses of the Fund and the fees and expenses of Amundi US’s institutional accounts, as well as the different services provided by Amundi US to the Fund and to the institutional accounts.  The Directors further considered contract review materials, including additional materials received in response to the Directors’ request, in September 2024.
At a meeting held on September 17, 2023, based on their evaluation of the information provided by Amundi US and third parties, the Directors of the Fund, including the Independent Directors voting separately advised by independent counsel, unanimously approved the renewal of the investment

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management agreement for another year.  In approving the renewal of the investment management agreement, the Directors considered various factors that they determined were relevant, including the factors described below.  The Directors did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.
Nature, Extent and Quality of Services
The Directors considered the nature, extent and quality of the services that had been provided by Amundi US to the Fund, taking into account the investment objective and strategy of the Fund.  The Directors also reviewed Amundi US’s investment approach for the Fund and its research process.  The Directors considered the resources of Amundi US and the personnel of Amundi US who provide investment management services to the Fund. They also reviewed the amount of non-Fund assets managed by the portfolio managers of the Fund.  They considered the non-investment resources and personnel of Amundi US that are involved in Amundi US’s services to the Fund, including Amundi US’s compliance, risk management, and legal resources and personnel. The Directors considered the compliance services being provided to the Fund by Amundi US and how Amundi US has addressed any compliance issues during the past year. The Directors noted the substantial attention and high priority given by Amundi US’s senior management to the Pioneer Fund complex, including with respect to the increasing regulation to which the Pioneer Funds are subject.
The Directors considered that Amundi US supervises and monitors the performance of the Fund’s service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations.  The Directors also considered that, as administrator, Amundi US is responsible for the administration of the Fund’s business and other affairs.  The Directors considered that the Fund reimburses Amundi US its pro rata share of Amundi US’s costs of providing administration services to the Pioneer Funds.
Based on these considerations, the Directors concluded that the nature, extent and quality of services that had been provided by Amundi US to the Fund were satisfactory and consistent with the terms of the investment management agreement.
Performance of the Fund
In considering the Fund’s performance, the Directors regularly review and discuss throughout the year data prepared by Amundi US and information comparing the Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the
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performance of the Fund’s benchmark index.  The Directors also regularly consider the Fund’s returns at market value relative to its peers, as well as the discount at which the Fund’s shares may trade on the New York Stock Exchange compared to its net asset value per share.  They also discuss the Fund’s performance with Amundi US on a regular basis.  The Directors’ regular reviews and discussions were factored into the Directors’ deliberations concerning the renewal of the investment management agreement.
Management Fee and Expenses
The Directors considered information showing the fees and expenses of the Fund in comparison to the management fees and expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Directors for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.  The peer group comparisons referred to below are organized in quintiles.  Each quintile represents one-fifth of the peer group.  In all peer group comparisons referred to below, first quintile is most favorable to the Fund’s shareowners.
The Directors considered that the Fund’s management fee (based on managed assets) for the most recent fiscal year was in the first quintile relative to the management fees paid by other funds in its Strategic Insight peer group for the comparable period.  The Directors considered that the expense ratio (based on managed assets) of the Fund’s common shares for the most recent fiscal year (both including and excluding investment-related expenses) was in the first quintile relative to its Strategic Insight peer group for the comparable period.
The Directors reviewed management fees charged by Amundi US to institutional and other clients, including publicly offered European funds sponsored by Amundi US’s affiliates, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts.  The Directors also considered Amundi US’s costs in providing services to the Fund and Amundi US’s costs in providing services to the other clients and considered the differences in management fees and profit margins for fund and non-fund services.  In evaluating the fees associated with Amundi US’s client accounts, the Directors took into account the respective demands, resources and complexity associated with the Fund and other client accounts.  The Directors noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment management and administration agreements with the Fund, Amundi US performs additional services for the Fund that it does not

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provide to those other clients or services that are broader in scope, including oversight of the Fund’s other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject.  The Directors also considered the entrepreneurial risks associated with Amundi US’s management of the Fund.
The Directors concluded that the management fee payable by the Fund to Amundi US was reasonable in relation to the nature and quality of the services provided by Amundi US.
Profitability
The Directors considered information provided by Amundi US regarding the profitability of Amundi US with respect to the advisory services provided by Amundi US to the Fund, including the methodology used by Amundi US in allocating certain of its costs to the management of the Fund.  The Directors also considered Amundi US’s profit margin in connection with the overall operation of the Fund.  They further reviewed the financial results, including the profit margins, realized by Amundi US from non-fund businesses.  The Directors considered Amundi US’s profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses.  The Directors concluded that Amundi US’s profitability with respect to the management of the Fund was not unreasonable.
Economies of Scale
The Directors considered the extent to which Amundi US may realize economies of scale or other efficiencies in managing and supporting the Fund.  Since the Fund is a closed-end fund that had not raised additional capital in the preceding year, the Directors concluded that economies of scale were not a relevant consideration in the renewal of the investment advisory agreement.
Other Benefits
The Directors considered the other benefits that Amundi US enjoys from its relationship with the Fund.  The Directors considered the character and amount of fees paid or to be paid by the Fund, other than under the investment management agreement, for services provided by Amundi US and its affiliates.  The Directors further considered the revenues and profitability of Amundi US’s businesses other than the Fund business.  To the extent applicable, the Directors also considered the benefits to the Fund and to Amundi US and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.
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The Directors considered that Amundi US is the principal U.S. asset management business of Amundi, which is one of the largest asset managers globally.  Amundi’s worldwide asset management business manages over $2.1 trillion in assets (including the Pioneer Funds).  The Directors noted that Amundi US has access to additional research and portfolio management capabilities as a result of its relationship with Amundi and Amundi’s global presence.  The Directors considered that Amundi US and the Fund receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Fund, direct and indirect access to the resources of a large global asset manager.  The Directors concluded that any such benefits received by Amundi US as a result of its relationship with the Fund were reasonable.
Conclusion
After consideration of the factors described above as well as other factors, the Directors, including the Independent Directors, concluded that the investment management agreement for the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment management agreement.

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Directors, Officers and Service Providers

Directors
Thomas J. Perna, Chairman
John E. Baumgardner, Jr.
Diane Durnin
Benjamin M. Friedman
Lisa M. Jones
Lorraine H. Monchak
Craig C. MacKay
Marco Pirondini
Fred J. Ricciardi
Officers
Lisa M. Jones, President and
Chief Executive Officer
Marco Pirondini
Executive Vice President
Anthony J. Koenig, Jr., Treasurer
and Chief Financial and
Accounting Officer
Christopher J. Kelley, Secretary and
Chief Legal Officer

Investment Adviser and Administrator
Amundi Asset Management US, Inc.
Custodian and Sub-Administrator
The Bank of New York Mellon Corporation
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Legal Counsel
Morgan, Lewis & Bockius LLP
Transfer Agent
Equiniti Trust Company, LLC
Proxy Voting Policies and Procedures of the Fund
are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to stockholders at www.amundi.com/us. This information is also available on the Securities and Exchange Commission’s web site at www.sec.gov.
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How to Contact Amundi
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
You can call Equiniti Trust Company, LLC (EQ) for:

Account Information
1-800-710-0935
Or write to EQ:

For
Write to
General inquiries, lost dividend checks,
Equiniti Trust
change of address, lost stock certificates,
Company, LLC
stock transfer
Operations Center
6201 15th Ave.
Brooklyn, NY 11219
Dividend reinvestment plan (DRIP)
Equiniti Trust
Company, LLC
Wall Street Station
P.O. Box 922
New York, NY 10269-0560
Website
https://equiniti.com/us
For additional information, please contact your investment adviser or visit our web site www.amundi.com/us.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Stockholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Amundi Asset Management US, Inc.
60 State Street
Boston, MA 02109
www.amundi.com/us
© 2024 Amundi Asset Management US, Inc. 19432-18-1124

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 19(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

Not applicable.

(f) The registrant must:

(1) File with the Commission, pursuant to Item 19(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

(2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

(3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made. See Item 19(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s Board of Directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant’s Board of Directors has determined that the registrant has at least one audit committee financial expert.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the Board of Directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. Fred J. Ricciardi, an independent Director, is such an audit committee financial expert.

(3) If the registrant provides the disclosure required by paragraph (a)(1) (ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PIONEER FUNDS

APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES

PROVIDED BY THE INDEPENDENT AUDITOR

SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amundi Asset Management US, Inc., the audit committee and the independent auditors.

The Funds recognize that a Fund’s independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund’s independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund’s independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

SECTION II - POLICY
SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
I. AUDIT SERVICES	Services that are directly related to performing the independent audit of the Funds

•  Accounting research assistance

•  SEC consultation, registration statements, and reporting

•  Tax accrual related matters

•  Implementation of new accounting standards

•  Compliance letters (e.g. rating agency letters)

•  Regulatory reviews and assistance regarding financial matters

•  Semi-annual reviews (if requested)

•  Comfort letters for closed end offerings

II. AUDIT-RELATED SERVICES	Services which are not prohibited under Rule 210.2-01(C)(4) (the “Rule”) and are related extensions of the audit services support the audit, or use the knowledge/expertise gained from the audit procedures as a foundation to complete the project. In most cases, if the Audit-Related Services are not performed by the Audit firm, the scope of the Audit Services would likely increase. The Services are typically well-defined and governed by accounting professional standards (AICPA, SEC, etc.)	• AICPA attest and agreed-upon procedures • Technology control assessments • Financial reporting control assessments • Enterprise security architecture assessment

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  “One-time” pre-approval for the audit period for all pre-approved specific service subcategories. Approval of the independent auditors as auditors for a Fund shall constitute pre approval for these services.

• A summary of all such services and related fees reported at each regularly scheduled Audit Committee meeting.

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit for all pre-approved specific service subcategories	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limit for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

• Specific approval is needed to use the Fund’s auditors for Audit-Related Services not denoted as “pre-approved”, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
III. TAX SERVICES	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, or the ability to maintain a desired level of confidentiality.	• Tax planning and support • Tax controversy assistance • Tax compliance, tax returns, excise tax returns and support • Tax opinions

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

• Specific approval is needed to use the Fund’s auditors for tax services not denoted as pre-approved, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
IV. OTHER SERVICES A. SYNERGISTIC, UNIQUE QUALIFICATIONS	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, the ability to maintain a desired level of confidentiality, or where the Fund’s auditors posses unique or superior qualifications to provide these services, resulting in superior value and results for the Fund.	• Business Risk Management support • Other control and regulatory compliance projects

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for “Synergistic” or “Unique Qualifications” Other Services not denoted as pre-approved to the left, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
PROHIBITED SERVICES	Services which result in the auditors losing independence status under the Rule.	1. Bookkeeping or other services related to the accounting records or financial statements of the audit client*

2. Financial information systems design and implementation*

3. Appraisal or valuation services, fairness* opinions, or contribution-in-kind reports

4. Actuarial services (i.e., setting actuarial reserves versus actuarial audit work)*

5. Internal audit outsourcing services*

6. Management functions or human resources

7. Broker or dealer, investment advisor, or investment banking services

8. Legal services and expert services unrelated to the audit

9. Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  These services are not to be performed with the exception of the(*) services that may be permitted if they would not be subject to audit procedures at the audit client (as defined in rule 2-01(f)(4)) level the firm providing the service.

• A summary of all services and related fees reported at each regularly scheduled Audit Committee meeting will serve as continual confirmation that has not provided any restricted services.

GENERAL AUDIT COMMITTEE APPROVAL POLICY:

•	For all projects, the officers of the Funds and the Fund’s auditors will each make an assessment to determine that any proposed projects will not impair independence.

•

Potential services will be classified into the four non-restricted service categories and the “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

•	At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrants audit committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Fund’s audit committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

N/A

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

N/A

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

N/A

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;

N/A

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant;

N/A

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire Board of Directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Included in Item 1

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

N/A

Item 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

Each Board Member also serves as a Board Member of other Funds in the Pioneer Family of Funds complex. Annual retainer fees and attendance fees are allocated to each Fund based on net assets. Directors’ fees paid by the Fund are within Item 1. Statement of Operations as Directors’ fees and expenses.

Item 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESMENT ADVISORY CONTRACT. (Unaudited)

Pioneer High Income Fund, Inc.

Approval of Renewal of Investment Management Agreement

Amundi Asset Management US, Inc. (“Amundi US”) serves as the investment adviser to Pioneer High Income Fund, Inc. (the “Fund”) pursuant to an investment management agreement between Amundi US and the Fund. In order for Amundi US to remain the investment adviser of the Fund, the Directors of the Fund, including a majority of the Fund’s Independent Directors, must determine annually whether to renew the investment management agreement for the Fund.

The contract review process began in January 2024 as the Directors of the Fund agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Directors in March 2024, July 2024 and September 2024. In addition, the Directors reviewed and discussed the Fund’s performance at regularly scheduled meetings throughout the year, and took into account other information related to the Fund provided to the Directors at regularly scheduled meetings, in connection with the review of the Fund’s investment management agreement.

In March 2024, the Directors, among other things, discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Directors in their deliberations regarding the renewal of the investment management agreement, and reviewed and discussed the qualifications of the investment management teams for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In July 2024, the Directors, among other things, reviewed the Fund’s management fees and total expense ratios, the financial statements of Amundi US and its parent companies, profitability analyses provided by Amundi US, and analyses from Amundi US as to possible economies of scale. The Directors also reviewed the profitability of the institutional business of Amundi US as compared to that of Amundi US’s fund management business, and considered the differences between the fees and expenses of the Fund and the fees and expenses of Amundi US’s institutional accounts, as well as the different services provided by Amundi US to the Fund and to the institutional accounts. The Directors further considered contract review materials, including additional materials received in response to the Directors’ request, in September 2024.

At a meeting held on September 17, 2023, based on their evaluation of the information provided by Amundi US and third parties, the Directors of the Fund, including the Independent Directors voting separately advised by independent counsel, unanimously approved the renewal of the investment management agreement for another year. In approving the renewal of the investment management agreement, the Directors considered various factors that they determined were relevant, including the factors described below. The Directors did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services. The Directors considered the nature, extent and quality of the services that had been provided by Amundi US to the Fund, taking into account the investment objective and strategy of the Fund. The Directors also reviewed Amundi US’s investment approach for the Fund and its research process. The Directors considered the resources of Amundi US and the personnel of Amundi US who provide investment management services to the Fund. They also reviewed the amount of non-Fund assets managed by the portfolio managers of the Fund. They considered the non-investment resources and personnel of Amundi US that are involved in Amundi US’s services to the Fund, including Amundi US’s compliance, risk management, and legal resources and personnel. The Directors considered the compliance services being provided to the Fund by Amundi US and how Amundi US has addressed any compliance issues during the past year. The Directors noted the substantial attention and high priority given by Amundi US’s senior management to the Pioneer Fund complex, including with respect to the increasing regulation to which the Pioneer Funds are subject.

The Directors considered that Amundi US supervises and monitors the performance of the Fund’s service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Directors also considered that, as administrator, Amundi US is responsible for the administration of the Fund’s business and other affairs. The Directors considered that the Fund reimburses Amundi US its pro rata share of Amundi US’s costs of providing administration services to the Pioneer Funds.

Based on these considerations, the Directors concluded that the nature, extent and quality of services that had been provided by Amundi US to the Fund were satisfactory and consistent with the terms of the investment management agreement.

Performance of the Fund. In considering the Fund’s performance, the Directors regularly review and discuss throughout the year data prepared by Amundi US and information comparing the Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Fund’s benchmark index. The Directors also regularly consider the Fund’s returns at market value relative to its peers, as well as the discount at which the Fund’s shares may trade on the New York Stock Exchange compared to its net asset value per share. They also discuss the Fund’s performance with Amundi US on a regular basis. The Directors’ regular reviews and discussions were factored into the Directors’ deliberations concerning the renewal of the investment management agreement.

Management Fee and Expenses. The Directors considered information showing the fees and expenses of the Fund in comparison to the management fees and expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Directors for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The peer group comparisons referred to below are organized in quintiles. Each quintile represents one-fifth of the peer group. In all peer group comparisons referred to below, first quintile is most favorable to the Fund’s shareowners.

The Directors considered that the Fund’s management fee (based on managed assets) for the most recent fiscal year was in the first quintile relative to the management fees paid by other funds in its Strategic Insight peer group for the comparable period. The Directors considered that the expense ratio (based on managed assets) of the Fund’s common shares for the most recent fiscal year (both including and excluding investment-related expenses) was in the first quintile relative to its Strategic Insight peer group for the comparable period.

The Directors reviewed management fees charged by Amundi US to institutional and other clients, including publicly offered European funds sponsored by Amundi US’s affiliates, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Directors also considered Amundi US’s costs in providing services to the Fund and Amundi US’s costs in providing services to the other clients and considered the differences in management fees and profit margins for fund and non-fund services. In evaluating the fees associated with Amundi US’s client accounts, the Directors took into account the respective demands, resources and complexity associated with the Fund and other client accounts. The Directors noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment management and administration agreements with the Fund, Amundi US performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund’s other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Directors also considered the entrepreneurial risks associated with Amundi US’s management of the Fund.

The Directors concluded that the management fee payable by the Fund to Amundi US was reasonable in relation to the nature and quality of the services provided by Amundi US.

Profitability. The Directors considered information provided by Amundi US regarding the profitability of Amundi US with respect to the advisory services provided by Amundi US to the Fund, including the methodology used by Amundi US in allocating certain of its costs to the management of the Fund. The Directors also considered Amundi US’s profit margin in connection with the overall operation of the Fund. They further reviewed the financial results, including the profit margins, realized by Amundi US from non-fund businesses. The Directors considered Amundi US’s profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Directors concluded that Amundi US’s profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale. The Directors considered the extent to which Amundi US may realize economies of scale or other efficiencies in managing and supporting the Fund. Since the Fund is a closed-end fund that had not raised additional capital in the preceding year, the Directors concluded that economies of scale were not a relevant consideration in the renewal of the investment advisory agreement.

Other Benefits. The Directors considered the other benefits that Amundi US enjoys from its relationship with the Fund. The Directors considered the character and amount of fees paid or to be paid by the Fund, other than under the investment management agreement, for services provided by Amundi US and its affiliates. The Directors further considered the revenues and profitability of Amundi US’s businesses other than the Fund business. To the extent applicable, the Directors also considered the benefits to the Fund and to Amundi US and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.

The Directors considered that Amundi US is the principal U.S. asset management business of Amundi, which is one of the largest asset managers globally. Amundi’s worldwide asset management business manages over $2.1 trillion in assets (including the Pioneer Funds). The Directors noted that Amundi US has access to additional research and portfolio management capabilities as a result of its relationship with Amundi and Amundi’s global presence. The Directors considered that Amundi US and the Fund receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Fund, direct and indirect access to the resources of a large global asset manager. The Directors concluded that any such benefits received by Amundi US as a result of its relationship with the Fund were reasonable.

Conclusion. After consideration of the factors described above as well as other factors, the Directors, including the Independent Directors, concluded that the investment management agreement for the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment management agreement.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

N/A

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”). Also state each Portfolio Manager’s business experience during the past 5 years.

N/A

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

N/A

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

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(1) Gross income from securities lending activities;

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(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

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(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A

Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

N/A

ITEM 19. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3) Not applicable.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer High Income Fund, Inc.

By (Signature and Title)* /s/ Lisa M. Jones

Lisa M. Jones, Principal Executive Officer

Date December 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones

Lisa M. Jones, Principal Executive Officer

Date December 6, 2024

By (Signature and Title)* /s/ Anthony J. Koenig, Jr.

Anthony J. Koenig, Jr., Principal Financial Officer

Date December 6, 2024

*	Print the name and title of each signing officer under his or her signature.